                                                    Registration No. 333-79637
                                                             File No. 811-9361

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

Pre-Effective Amendment No.                                              [   ]

Post-Effective Amendment No. 3                                             [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

Amendment No. 5                                                            [X]

                        OPPENHEIMER TRINITY CORE FUND
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              (Exact Name of Registrant as Specified in Charter)

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               6803 South Tucson Way, Englewood, Colorado 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                 303.768.3200

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             (Registrant's Telephone Number, including Area Code)

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                             Robert J. Zack, Esq.

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                            OppenheimerFunds, Inc.

                    498 7th Ave., New York, New York 10018

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                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[   ] Immediately upon filing pursuant to paragraph (b)
[X]   On November 28, 2001 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On _____________ pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] On _________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                 Oppenheimer
                             Trinity Core FundSM

Prospectus dated November 28, 2001

                                          Oppenheimer  Trinity  Core FundSM is
                                          a mutual  fund that seeks  long-term
                                          growth   of   capital.    The   Fund
                                          invests  primarily in  "undervalued"
                                          stocks  that  are  included  in  the
                                          Standard  & Poor's  Composite  Index
                                          of 500 Stocks.
                                                This    Prospectus    contains
                                          important   information   about  the
                                          Fund's  objective,   its  investment
                                          policies,  strategies and risks.  It
                                          also contains important  information
                                          about how to buy and sell  shares of
                                          the   Fund   and    other    account
                                          features.     Please    read    this
                                          Prospectus   carefully   before  you
                                          invest   and  keep  it  for   future
                                          reference about your account.

As with all mutual funds, the
Securities and Exchange Commission
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

                                                      (logo) OppenheimerFunds
                                                       The Right Way to Invest

Contents

                                      About the Fund

            The Fund's Investment Objective and Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            About Your Account

                                    How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Web Site
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks long-term growth of capital.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests in common stocks that are included in the Standard & Poor's Composite Index of 500 Stocks ("S&P 500
Index"). The Fund does not expect to invest in all of the stocks included in the S&P 500 Index at the same time, and the Fund's investments in particular stocks may be allocated in amounts that vary from the proportional weightings of those stocks in the S&P 500 Index. Therefore, the Fund is not an "index"
fund.

HOW DOES THE SUB-ADVISOR DECIDE WHAT SECURITIES TO BUY OR SELL? The Fund's
investment Manager, OppenheimerFunds, Inc., has engaged a Sub-Advisor,
Trinity Investment Management Corporation, to select the securities for the
Fund's portfolio.  The Sub-Advisor primarily uses value-oriented investment analyses to determine which stocks to buy and sell on behalf of the Fund. In using these approaches, the Sub-Advisor looks for stocks that appear to be temporarily undervalued by various measures. The Sub-Advisor seeks stocks having prices that are relatively low in relation to what it considers to be their real worth or future prospects, with the expectation that the Fund will realize appreciation in the value of its holdings.

      The Fund's Sub-Advisor generally adheres to the following systematic, disciplined investment process. While the Fund's investment process and its implementation may vary in particular cases, the process includes the following strategies:
o     The Sub-Advisor considers stocks that are included in the S&P 500 Index as investments for the Fund's portfolio. Under normal circumstances, at least 80 percent of the Fund's assets will be invested in stocks included in the index.
o     The Sub-Advisor uses proprietary quantitative valuation techniques, which incorporate data derived from qualitative fundamental research, to identify stocks within the S&P 500 Index that it considers undervalued. Individual stocks are selected for the Fund's portfolio using a ranking process based on those valuation models.
o     Seeking to reduce the Fund's overall risk, the Sub-Advisor diversifies the Fund's portfolio by allocating the Fund's investments among industries within the S&P 500 Index.

      The investment selection process, is more fully described under "About the Fund's Investments," below.

WHO IS THE FUND DESIGNED FOR? The Fund is designed primarily for investors seeking capital growth in their investment over the long term. Investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund investing in stocks. The Fund is not designed for investors requiring current income. Because of its focus on long-term growth, the Fund may be appropriate for a portion of a retirement plan investment.
The Fund is not a complete investment program.

Main Risks of Investing in the Fund
All investments have risks to some degree.  The Fund's investments in stocks are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the
Sub-Advisor will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS. Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund focuses its investments in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. This market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change.

      A variety of factors can affect the price of a particular stock and the prices of individual stocks do not move in the same direction uniformly or at the same time. Because the Fund limits its stock investments to stocks traded on U.S. exchanges, the Fund's net asset values per share will be affected primarily by changes in U.S. stock markets.

      Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events. The Fund does not concentrate 25% or more of its total assets in any one industry, and the portfolio management team seeks to reduce the effects of industry risks by diversifying the Fund's investments among 34 industry groups defined by the Sub-Advisor within the
S&P 500 Index. However, there is no assurance that this diversification strategy will reduce fluctuations in the value of the Fund's shares related to events affecting the stocks of issuers in a particular industry.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share.  Particular investments and important strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.

      The Fund focuses its investments in stocks for long-term growth;
however, in the short term, stocks can be volatile. The price of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for temporary defensive purposes.  In the
OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but more aggressive than funds that invest in stocks and bonds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) for the first full calendar year since the Fund's inception and by showing how the average annual total returns of the Fund's Class A shares compare to those of a broad-based market index.  The Fund's past investment performance is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31)

[See appendix to prospectus for data in bar chart showing annual total returns]

For the period from 1/1/01 through 9/30/01 the cumulative return (not annualized) for Class A shares was -18.78%.
Sales charges are not included in the calculations of return in this bar chart, and if those charges were included, the returns would be less than those shown.
During the period shown in the bar chart, the highest return (not annualized)
for a calendar quarter was 2.17% (1Q'00) and the lowest return (not annualized) for a calendar quarter was -9.90% (4Q'00).

                               ----------------------------

Average Annual Total Returns fo              r       5 Years
periods ending December 31, 200r the    1 Yea      (or life of
                               0                 class, if less)

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Class A Shares (inception        -12.99%       -8.78%
9/1/99)
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S&P 500 Index                           -9.10%       1.16%1

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Class B Shares (inception 9/1/99)      -13.25%       -8.45%
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Class C Shares (inception 9/1/99)       -9.40%       -5.45%
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Class Y Shares (inception        -7.69%        -4.58%
9/1/99)
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1. From 08/31/99.

The Fund's average annual total returns include the applicable sales charge:
for Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and 4% (life of class);
and for Class C, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the S&P
500 Index, an unmanaged index of equity securities.  The index performance includes reinvestment of income but does not reflect transaction costs. The
Fund's investments vary from the securities in the index. Class N shares were not publicly offered during the period shown.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly.
Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2001.

Shareholder Fees (charges paid directly from your investment):

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                         Class A   Class B   Class C    Class N   Class Y
                          Shares   Shares     Shares    Shares     Shares
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Maximum Sales Charge      5.75%     None       None      None       None
(Load)
on purchases
(as % of offering price)

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Maximum Deferred Sales    None1      5%2       1%3        1%4       None
Charge (Load) (as % of
the
lower of the original
offering
price or redemption
proceeds)

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1.    A  contingent   deferred  sales  charge  may  apply  to  redemptions  of
   investments of $1 million or more  ($500,000 for retirement  plan accounts)
   of Class A shares. See "How to Buy Shares" for details.
2.    Applies to  redemptions  in first year after  purchase.  The  contingent deferred  sales charge  declines to 1% in the sixth year and is  eliminated after that.

3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies  to shares  redeemed  within 18  months of a  retirement  plan's first purchase of Class N shares.

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                            Class A   Class B    Class C  Class N  Class Y
                             Shares    Shares    Shares    Shares  Shares

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      Management Fees         0.75%      0.75%       0.75%       0.75%       0.75%
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Distribution         and/or   0.13%     1.00%     1.00%     None     None
Service (12b-1) Fees

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Other Expenses                0.80%     0.82%     0.84%    1.00%    0.55%

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Total   Annual    Operating   1.68%     2.57%     2.59%    1.75%    1.30%
Expenses

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Expenses may vary in future years.  "Other  expenses"  include  transfer agent fees,  custodial  fees,  and accounting and legal expenses that the Fund pays.
The Class N 12b-1 Fees paid by the Fund are  0.50%,  on an annual  basis.  For the period  from March 1, 2001 when Class N shares  were first  offered  until the Fund's fiscal year-end, no Class N 12b-1 fees were paid by the Fund.

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Examples.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing  in other mutual  funds.  The examples  assume that you invest  $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example  assumes that you redeem all of your shares at the end of those periods.  The second example assumes that you keep your shares.  Both examples also assume that your  investment  has a 5% return each year and that the class's  operating  expenses  remain the same.  Your  actual  costs may be higher  or  lower  because  expenses  will  vary  over  time.  Based  on these assumptions your expenses would be as follows:

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 If shares are redeemed:   1 Year       3 Years        5 Years     10 Years 1

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 Class A Shares             $736        $1,074         $1,435        $2,448

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 Class B Shares             $760        $1,099         $1,565        $2,488

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 Class C Shares             $362         $805          $1,375        $2,925

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 Class N Shares             $278         $551           $949         $2,062

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 Class Y Shares             $132         $412           $713         $1,568

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 If shares are not         1 Year       3 Years        5 Years     10 Years 1
 redeemed:

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 Class A Shares             $736        $1,074         $1,435        $2,448

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 Class B Shares             $260         $799          $1,365        $2,488

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 Class C Shares             $262         $805          $1,375        $2,925

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 Class N Shares             $178         $551           $949         $2,062

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 Class Y Shares             $132         $412           $713         $1,568

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 In the first example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C and Class N contingent  deferred  sales charges.  In the  second  example,  the Class A  expenses  include  the sales charge,  but Class B, Class C and Class N expenses do not include  contingent deferred sales charges.

 1.  Class B  expenses  for years 7 through  10 are based on Class A  expenses since Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The Fund purchases only stocks that are included in the S&P 500 Index.  However, the Fund is not an index fund. In rare  instances,  the Fund may  temporarily  hold stocks that are removed from the S&P 500 Index.

S&P 500 Index.  The S&P 500 Index is an unmanaged  index of equity  securities that is a  broad-based  measure  of  changes in  domestic  stock  market conditions  based on the average  performance of 500 widely held stocks.
      Standard & Poor's  Corporation  selects the stocks included in the index and determines their relative  weightings within the index. The index is generally  considered a "large cap" index.  The  Sub-Advisor's  research capabilities  cover  approximately 98% of the stocks included in the S&P
      500 Index.

Investment  Process. In selecting stocks from the S&P 500 Index for the Fund's portfolio,  the  Sub-Advisor  follows a proprietary  investment  process that was  developed  in 1993.  The process is  intended to identify  the most undervalued and the most overvalued  stocks included in the S&P 500
      Index. As a result of the selection process,  the Fund invests primarily in the most undervalued  stocks identified by the Sub-Advisor,  with the expectation that those stocks will appreciate in value.

      Each day the New York Stock Exchange is open for trading, the
      Sub-Advisor ranks approximately 98% of the stocks comprising the S&P
      500 Index according to their relative valuations. To determine these rankings, the Sub-Advisor divides the S&P 500 Index into 11 broad economic sectors it has defined (see the chart on next page). The
      Sub-Advisor then evaluates each of the stocks in the 11 economic sectors using specially selected valuation models, which may result in valuations quite different from current stock market valuations.

      The selected valuation models are intended to reflect the factors that have historically driven stock prices in each of the 11 economic sectors of the index. The models incorporate data from a proprietary research library that includes over 20 years of detailed fundamental research and pricing data related to various valuation techniques.

      Based on the model valuations, each of the stocks in the 11 economic sectors is assigned a ranking from 1 to 10. The most undervalued stocks in an economic sector are assigned a ranking of 1 (the highest ranking)
      and the most overvalued stocks in an economic sector are assigned a ranking of 10 (the lowest ranking). The most undervalued or most attractive stocks in each sector are candidates for purchase by the
      Fund. Although lower ranked or less attractive stocks in each sector generally are candidates for sale if held by the Fund, the Fund does invest in some lower ranked or less attractive stocks in an attempt to reduce overall portfolio risk.

      In order to diversify the Fund's investment portfolio and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the
      Fund's portfolio investments to the sector weights of the index as defined by the Sub-Advisor (see the chart on next page). The Fund generally purchases the most undervalued stocks within each of the 34 industry groups and sells the most overvalued stocks within each of the
      34 industry groups.

      The size of the Fund's portfolio positions in the "undervalued" stocks generally is related to the proportionate weights of those stocks within the S&P 500 Index. The size of the Fund's portfolio positions in lower ranked or less attractive stocks generally is less than the proportionate weights of those stocks within the index.

      Overall, the Fund's portfolio will be broadly diversified among the 11 economic sectors and 34 industry groups defined by the Sub-Advisor. The
      Fund's portfolio characteristics, such as its yield, price to earnings ratio and price to book ratio, will generally reflect the underlying characteristics of the index.

      There is no assurance the Fund's value selection strategy will result in the Fund achieving its objective of long-term growth of capital. Nor can there be any assurance that the Fund's diversification strategy will actually reduce the volatility of an investment in the Fund. The
      Statement of Additional Information contains additional information about the Fund's investment policies and risks.

                                S&P 500 Index

   11 Economic Sectors, 34 Industry Groups (as defined by the Sub-Advisor)

       Basic Materials                     Miscellaneous
       Chemicals                           Miscellaneous
       Forest Products
       Metals                              Technology
                                           Computer Hardware
       Consumer Staples                    Computer Software
       Food/Bev/Tobacco                    Electronics
       Household Products
       Food & Drug Retail                  Consumer Cyclicals
                                           Retail/Merchandise
       Health Care                         Entertainment
       Drugs                               Building Materials
       Hospital/Hospital Supply            Lodging & Restaurant
                                           Publishing
       Transportation                      Consumer Durables
       Automotive                          Retail/Clothing
       Transportation
       Auto Parts                          Finance
                                           Consumer Finance
       Capital Goods                       Money Center Banks
       Electric Equipment                  Insurance
       Aerospace                           Regional Banks
       Machinery
                                           Utilities
       Energy                              Telephones
       Integrated Oils                     Electric Utilities
       Oil Products/Svcs                   Gas & Water

CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change  non-fundamental  investment  policies without shareholder approval,  although  significant  changes will be described in  amendments  to this Prospectus.  Fundamental  policies cannot be changed without the approval of a majority of the Fund's  outstanding  voting shares. The Fund's investment objective is not a fundamental  policy,  but will not be changed by the Fund's
Board of Trustees  without advance notice to  shareholders.  Other  investment restrictions  that are  fundamental  policies  are listed in the  Statement of
Additional  Information.  An investment policy is not fundamental  unless this
Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Fund may or may not use these investment techniques.  These techniques have risks, although some are designed to help reduce the overall investment or market risks.

Portfolio Turnover. The Fund's investment process may cause the Fund to engage in active and frequent trading. Therefore, the Fund may engage in short-term trading while trying to achieve its objective. Portfolio turnover increases brokerage costs the Fund pays (and reduces performance). Additionally, securities trading can cause the Fund to realize capital gains that are distributed to shareholders as taxable distributions.

Temporary Defensive and Interim Investments.  In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
      100% of its assets in temporary defensive investments. Generally they would be high-quality, short-term money market instruments, such as
      U.S. government securities, highly rated commercial paper, short-term corporate debt obligations, bank deposits or repurchase agreements. The
      Fund can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital growth.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment adviser since January 1960. The
Manager and its subsidiaries and affiliates managed more than $120 billion in assets as of October 1, 2001 including other Oppenheimer funds, with more than 5 million shareholder accounts.  The Manager is located at 498 Seventh
Avenue, New York, New York 10018.
The Sub-Advisor. The Manager retained the Sub-Advisor to provide day-to-day portfolio management for the Fund. The Sub-Advisor has operated as an investment advisor since 1980. As of September 30, 2001, the
      Sub-Advisor managed over $2.6 billion for approximately 60 clients. The
      Sub-Advisor also serves as sub-advisor to other investment companies for which the Manager serves as investment advisor. The Sub-Advisor is an affiliate of the Manager, and is located at 301 North Spring Street,
      Bellefonte, Pennsylvania 16823.  The Manager, not the Fund, pays the
      Sub-Advisor an annual fee under a Sub-Advisory Agreement between the
      Manager and the Sub-Advisor.

Advisory Fees. Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows:  0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.  The Fund's management fee for the period ended July 31, 2001 was 0.75% of average annual net assets for each class of shares.

Portfolio Management Team.  The Fund is managed by a team of individuals employed by the Sub-Advisor.  The portfolio management team is primarily responsible for the selection of the Fund's portfolio securities.

A B O U T Y O U R A C C O U N T

 How to Buy Shares

HOW DO YOU BUY SHARES?  You can buy shares  several  ways, as described o below.
The

Fund's Distributor,  OppenheimerFunds  Distributor,  Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor,  in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial  institution that has a sales agreement with the Distributor.  Your dealer will place your order with the Distributor on your behalf.  Buying Shares
Through the Distributor.  Complete an  OppenheimerFunds  New Account Application
and return it with a check payable to "OppenheimerFunds  Distributor, Inc." Mail it to P.O. Box 5270,  Denver,  Colorado 80217. If you don't list a dealer on the application,  the  Distributor  will act as your  agent in  buying  the  shares.
However,  we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.

Paying by Federal Funds Wire.  Shares  purchased  through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the  Distributor's  Wire Department at 1.800.525.7048 to notify the
Distributor of the wire and to receive further instructions.

     o Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you
     pay for shares by electronic funds transfers from your bank account. Shares are  purchased  for your  account  by a  transfer  of money  from your bank account through the Automated  Clearing House (ACH) system. You can provide those instructions  automatically,  under an Asset Builder Plan,  described below, or by telephone instructions using OppenheimerFunds  PhoneLink, also described below. Please refer to "AccountLink," below for more details..

     o Buying Shares Through Asset Builder Plans. You may purchase shares of the
     Fund (and up to four other Oppenheimer funds) automatically each month from your  account  at a bank or  other  financial  institution  under  an Asset
     Builder Plan with AccountLink. Details are in the Asset Builder Application
     and the Statement of Additional Information.

HOW MUCH  MUST  YOU  INVEST?  You can buy Fund  shares  with a  minimum  initial investment of $1,000 and make additional  investments at any time with as little as $25. There are reduced minimum  investments under special investment plans. o
With Asset Builder Plans,  403(b) plans,  Automatic  Exchange Plans and military allotment plans,  you can make initial and subsequent  investments for as little as $25. You can make additional purchases of at least $25 through AccountLink.

     o Under retirement plans, such as IRAs,  pension and  profit-sharing  plans and 401(k)  plans,  you can start your account  with as little as $250.  If your IRA is started as an Asset  Builder  Plan,  the $25  minimum  applies.
     Additional purchases may be for as little as $25.

     o  The  minimum  investment  requirement  does  not  apply  to  reinvesting dividends from the Fund or other  Oppenheimer funds (a list of them appears in the Statement of Additional  Information,  or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD?  Shares are sold at their offering price which is the net asset value per share plus any initial  sales charge that  applies.  The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado,  or after any agent  appointed by the
Distributor receives the order and sends it to the Distributor.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange, on each day the Exchange is open for trading  (referred to in this Prospectus as a "regular  business day").  The
Exchange  normally  closes at 4:00 P.M., New York time, but may close earlier on some days. All references to time in this Prospectus mean "New York time."

The net asset value per share is  determined by dividing the value of the Fund's net  assets  attributable  to a class by the number of shares of that class that are outstanding.  To determine net asset value, the Fund's Board of Trustees has established  procedures  to value the Fund's  securities,  in general,  based on market value. The Board has adopted special  procedures for valuing illiquid and restricted  securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays,  the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

If, after the close of the principal market on which a security held by the Fund is  traded,  and  before  the time the  Fund's  shares  are  priced  that day, a significant  event  occurs  that the  Manager  deems  likely to cause a material change in the value of such  security,  the Manager is authorized to determine a fair value for that security.  Such  determinations will be subject to review by the Fund's Board of Trustees.

The Offering  Price. To receive the offering price for a particular day, in most cases the  Distributor  or its  designated  agent must receive your order by the time of day The New York  Stock  Exchange  closes  that  day.  If your  order is received on a day when the Exchange is closed or after it has closed,  the order will  receive the next  offering  price that is  determined  after your order is received.

Buying Through a Dealer.  If you buy shares  through a dealer,  your dealer must receive the order by the close of The New York Stock Exchange and transmit it to the  Distributor  so that it is  received  before  the  Distributor's  close  of business on a regular  business day  (normally  5:00 P.M.) to receive that day's offering price.  Otherwise,  the order will receive the next offering price that is determined.

------------------------------  WHAT CLASSES OF SHARES DOES THE FUND OFFER?  The
Fund offers investors five different classes of shares. The different classes of shares  represent  investments  in the same  portfolio  of  securities,  but the classes are subject to different  expenses and will likely have different  share prices.  When you buy shares,  be sure to specify the class of shares. If you do
not  choose  a  class,   your  investment  will  be  made  in  Class  A  shares.
------------------------------ ------------------------------

 ------------------------------
 ------------------------------

Class A Shares.  If you buy Class A shares,  you pay an initial sales charge (on investments  up to $1  million).  The  amount  of that  sales  charge  will vary depending  on the amount you invest.  The sales  charge rates are listed in "How
Can You Buy Class A Shares?" below.

 ------------------------------
 ------------------------------

 ------------------------------
 ------------------------------

Class B Shares.  If you buy Class B shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares  within 6 years of buying them,  you will  normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares,  as described in "How Can You Buy Class B Shares?"
below.

 ------------------------------
 ------------------------------

 ------------------------------
 ------------------------------

Class C Shares.  If you buy Class C shares,  you pay no sales charge at the time of purchase,  but you will pay an annual  asset-based  sales charge. If you sell your shares within 12 months of buying them,  you will normally pay a contingent deferred  sales  charge of 1%, as described in "How Can You Buy Class C Shares?"
below.

 ------------------------------
 ------------------------------

 ------------------------------
 ------------------------------

Class N  Shares.  If you buy  Class N shares  (available  only  through  certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the  retirement  plan's  first  purchase  of  Class N  shares,  you may pay a contingent deferred sales charge of 1%, as described in "How Can You Buy Class N
Shares?" below. ------------------------------

 ------------------------------

------------------------------  ------------------------------  Class Y  Shares.
Class Y shares are offered  only to certain  institutional  investors  that have special agreements with the Distributor. ------------------------------

WHICH  CLASS OF SHARES  SHOULD YOU  CHOOSE?  Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your  investment.  If your  goals  and  objectives change  over  time  and you  plan to  purchase  additional  shares,  you  should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different  types of sales charges on your  investment  will vary your investment results over time.

The   discussion   below  is  not  intended  to  be   investment   advice  or  a
recommendation,  because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course,  these examples are based on  approximations  of the effects of current  sales  charges and expenses projected over time, and do not detail all of the  considerations in selecting a class of shares.  You should analyze your options  carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your  Investment?  While future  financial  needs cannot be  predicted  with  certainty,  knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses,  your choice will also depend on how much you plan to invest. For example,  the reduced sales charges available for larger purchases  of Class A shares  may,  over  time,  offset  the effect of paying an initial  sales  charge on your  investment,  compared to the effect over time of higher  class-based  expenses  on shares  of Class B or Class C. For  retirement plans that qualify to purchase Class N shares,  Class N shares will generally be more advantageous than Class B and Class C shares.

     o Investing for the Shorter Term. While the Fund is meant to be a long-term investment,  if you have a relatively  short-term  investment horizon (that is, you plan to hold your shares for not more than six  years),  you should probably consider  purchasing Class A or Class C shares rather than Class B shares.  That is because of the effect of the Class B  contingent  deferred sales charge if you redeem  within six years,  as well as the effect of the
     Class B asset-based sales charge on the investment return for that class in the short-term.  Class C shares might be the appropriate choice (especially for investments of less than  $100,000),  because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

     However,  if you plan to invest more than  $100,000  for the shorter  term, then as your investment  horizon increases toward six years, Class C shares might not be as advantageous as Class A shares.  That is because the annual asset-based  sales  charge on Class C shares will have a greater  impact on your account over the longer term than the reduced  front-end  sales charge available for larger purchases of Class A shares.

     And for  non-retirement  plan  investors  who invest $1 million or more, in most cases Class A shares will be the most  advantageous  choice, no matter how long you intend to hold your shares.  For that reason,  the Distributor normally  will not accept  purchase  orders of  $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

     o Investing for the Longer Term.  If you are  investing  less than $100,000 for the longer-term,  for example for retirement, and do not expect to need access  to your  money  for  seven  years  or more,  Class B shares  may be appropriate.

 Are   There   Differences   in

       Account   Features  That

       Matter   to  You?   Some

                         -------------------------------------------------------

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 How Do Share Classes Affay be
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                         s own
 SPECIAL SALES CHARGE
 ARRANGEMENTS AND WAIVERS
 Appendix B to the Statem
 of Additional Informatio
 details the conditions f.
 the waiver of sales charent
 that apply in certain can
 and the special sales chor
 rates that apply to purcges
 of shares of the Fund byses,
 certain groups, or underarge
 specified retirement plahases
 arrangements or in other
 special types of
 transactions. To receiven
 waiver or special sales
 charge rate, you must ad
 the Distributor when     a
 purchasing shares or the
 Transfer Agent when redevise
 shares that the special
 conditions apply.
                         eming
 HOW CAN YOU BUY CLASS A
 SHARES?  Class A shares
 sold at their offering p
 which is normally net as
 value plus an initial saare
 charge.  However, in somrice,
 cases, described below, set
 purchases are not subjecles
 an initial sales charge,e
 the offering price will
 the net asset value. In t to
 cases, reduced sales cha and
 may be available, as    be
 described below or in thother
 Statement of Additional rges
 Information.  Out of the
 amount you invest, the Fe
 receives the net asset v
 to invest for your accou
                         und
       The sales charge  alue
 depending  on  the  amount.
 your  purchase.  A porti
 the   sales   charge   mvaries
 retained  by  the  Distrnt  of
 or  allocated  to your  on  of
 as       concession.    ay  be

 Distributor    reserves ibutor            Ase
 right to  reallow  the  dealer            ice
 concession  to  dealers.   The ConcessionS
 current   sales  charge    the OfferinggPr
 and   concessions    paientire
 dealers  and  brokers  a   The
 follows:                 rates
                         d   to               Percentagesof
 Amount of Purchase      re  as               Offering Price       ont-End S

                         -------------------------------------------------------
 -------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%              4.75%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $25,000 or more but
 less                          5.50%             5.82%              4.75%
 than $50,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $50,000 or more but
 less                          4.75%             4.99%              4.00%
 than $100,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $100,000 or more but
 less                          3.75%             3.90%              3.00%
 than $250,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $250,000 or more but
 less                          2.50%             2.56%              2.00%
 than $500,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%              1.60%
 less
 than $1 million
 -------------------------------------------------------------------------------

Can You  Reduce  Class A Sales  Charges?  You may be  eligible  to buy Class A shares  at  reduced  sales  charge  rates  under  the  Fund's  "Right of
      Accumulation"  or a Letter of Intent,  as  described  in "Reduced  Sales
      Charges" in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001 ("grandfathered retirement accounts").
      Retirement plans are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge, except as provided below.  The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 1.0% of the first $2.5 million, plus 0.50%
      of the next $2.5 million, plus 0.25% of purchases over $5 million, calculated on a calendar year basis.  In either case, the concession will not be paid on purchases of shares by exchange or that were not previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18 month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
      the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain  Retirement  Plans.  There is no initial  sales charge on purchases  of Class A  shares  of any one or more  Oppenheimer  funds by retirement  plans that have $10  million or more in plan assets and that have  entered  into a  special  agreement  with the  Distributor  and by retirement  plans  which  are  part  of a  retirement  plan  product  or platform offered by certain banks,  broker-dealers,  financial advisors, insurance  companies or recordkeepers  which have entered into a special agreement with the Distributor.  The Distributor  currently pays dealers of record  concessions in an amount equal to 0.25% of the purchase price of Class A shares by those  retirement  plans from its own  resources at the time of sale,  subject to certain  exceptions  as  described  in the
      Statement of Additional  Information.  There is no  contingent  deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B  SHARES?  Class B shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class B shares are redeemed  within six years from the  beginning of the calendar  month of their purchase,  a  contingent  deferred  sales  charge  will be  deducted  from the redemption  proceeds.  The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the  contingent  deferred  sales charge will depend on the number of years  since you  invested  and the dollar  amount  being  redeemed, according to the following schedule for the Class B contingent  deferred sales charge holding period:

-------------------------------------------------------------------------------
                                        Contingent Deferred Sales Charge on
Years Since Beginning of Month in       Redemptions in That Year
Which                                   (As % of Amount Subject to Charge)
Purchase Order was Accepted
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
6 and following                         None
-------------------------------------------------------------------------------
In the table,  a "year" is a  12-month  period.  In  applying  the  contingent deferred  sales charge,  all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares.  Class B shares automatically  convert to Class A shares 72 months after you  purchase  them.  This  conversion feature  relieves Class B shareholders of the  asset-based  sales charge that  applies  to Class B shares  under  the  Class B  Distribution  and
      Service Plan,  described  below. The conversion is based on the relative net asset value of the two  classes,  and no sales load or other  charge is imposed.  When any Class B shares you hold  convert,  any other Class
      B shares that were acquired by reinvesting  dividends and  distributions on the  converted  shares  will  also  convert  to Class A  shares.  For further  information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C  SHARES?  Class C shares  are sold at net asset  value per share  without an initial  sales  charge.  However,  if Class C shares are redeemed  within a  holding  period  of 12 months  from the  beginning  of the calendar month of their purchase,  a contingent  deferred sales charge of 1.0%
will be  deducted  from  the  redemption  proceeds.  The  Class  C  contingent deferred sales charge is paid to compensate the  Distributor  for its expenses of providing  distribution-related services to the Fund in connection with the sale of Class C shares.

How Can You Buy Class N Shares? Class N shares are offered only through retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or through group retirement plans (which do not include IRAs and 403(b) plans) that have assets of  $500,000 or more or 100 or more eligible participants.  See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.
A contingent deferred sales charge of 1.00% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
         Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are
         redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in
Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan.
Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y  SHARES?  Class Y shares  are sold at net asset  value per share  without  sales charge  directly to  institutional  investors  that have special  agreements with the  Distributor  for this purpose.  They may include insurance  companies,  registered  investment  companies and employee  benefit
plans.   For   example,    Massachusetts   Mutual   Life   Insurance   Company
("MassMutual"),  an affiliate of the Manager,  may purchase  Class Y shares of the Fund  and  other  Oppenheimer  funds  (as well as Class Y shares  of funds advised by MassMutual) for asset allocation programs,  investment companies or separate  investment  accounts  it  sponsors  and  offers  to  its  customers.
Individual investors cannot buy Class Y shares directly.

      An  institutional  investor that buys Class Y shares for its  customers'
accounts may impose  charges on those  accounts.  The  procedures  for buying, selling,  exchanging  and  transferring  the  Fund's  other  classes of shares
(other  than the time those  orders must be  received  by the  Distributor  or
Transfer  Agent at their  Colorado  office) and the special  account  features available  to investors  buying those other  classes of shares do not apply to
Class Y shares.  Instructions for buying, selling,  exchanging or transferring
Class Y shares must be submitted  by the  institutional  investor,  not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12B-1) PLANS.

Service Plan for Class A Shares.  The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.  Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on
      Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares were sold by the dealer.
      After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor retains the Class B asset-based sales charge.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.00% of the purchase price. The
      Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.00% of the purchase price, subject to certain exceptions as described in the Statement of Additional
      Information.  The Distributor retains the asset-based sales charge on
      Class N shares.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:

    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.852.8457. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK.  PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the special PhoneLink number, 1.800.533.3310.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.533.3310. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the  OppenheimerFunds  Exchange  Privilege,  described below,  you can exchange  shares  automatically  by phone from your Fund
      account   to  another   OppenheimerFunds   account   you  have   already
      established by calling the special PhoneLink number.
Selling Shares.  You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.525.7048 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEB SITE. You can obtain information about the
Fund, as well as your account balance, on the OppenheimerFunds Internet web site, at http://www.oppenheimerfunds.com. Additionally, shareholders listed
         -------------------------------
in the account registration (and the dealer of record) may request certain account transactions through a special section of that web site. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that web site. If you do not want to have
Internet account transaction capability for your account, please call the
Transfer Agent at 1.800.525.7048. At times, the web site may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge.  This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class
B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth
      IRAs, SIMPLE IRAs, rollover IRAs and Education IRAs.
SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

401(k) Plans.  These are special retirement plans for businesses.
Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell  (redeem)  some or all of your  shares  on any  regular  business day.  Your shares will be sold at the next net asset  value  calculated  after your order is received  in proper  form (which  means that it must comply with the procedures  described  below) and is accepted by the Transfer  Agent.  The
Fund lets you sell your  shares by writing a letter or by  telephone.  You can also set up Automatic  Withdrawal  Plans to redeem shares on a regular  basis.
If you have  questions  about any of these  procedures,  and especially if you are redeeming shares in a special  situation,  such as due to the death of the owner or from a  retirement  plan  account,  please  call the  Transfer  Agent first, at 1.800.525.7048, for assistance.

Certain  Requests Require a Signature  Guarantee.  To protect you and the Fund from fraud,  the  following  redemption  requests must be in writing and must  include  a  signature  guarantee  (although  there  may  be  other situations that also require a signature guarantee):
o     You wish to redeem more than $100,000 and receive a check
o     The redemption  check is not payable to all  shareholders  listed on the account statement
o     The  redemption  check  is not sent to the  address  of  record  on your account statement
o     Shares are being  transferred  to a Fund account with a different  owner or name
o     Shares are being  redeemed by someone  (such as an Executor)  other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or

o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name
   o  The Fund's name
   o  Your Fund account number (from your account statement)
   o  The dollar amount or number of shares to be redeemed
   o  Any special payment instructions
   o  Any share certificates for the shares you are selling
   o  The signatures of all registered owners exactly as the account is registered, and

   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

 ------------------------------------------------------------------------------

 Use the following address for          Send courier or express mail
 Requests by mail:                      requests to:
 OppenheimerFunds Services              OppenheimerFunds Services
 P.O. Box 5270                          10200 E. Girard Avenue, Building D
 Denver Colorado 80217                  Denver, Colorado 80231

 ------------------------------------------------------------------------------

HOW DO you SELL SHARES BY TELEPHONE?  You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative, call 1.800.852.8457
   o  To redeem shares automatically on PhoneLink, call 1.800.533.3310

      Whichever  method you use,  you may have a check sent to the  address on the account statement,  or, if you have linked your Fund account to your bank  account on  AccountLink,  you may have the  proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone  Redemptions  Paid by  Check.  Up to  $100,000  may be  redeemed  by telephone  in any  seven-day  period.  The check  must be payable to all owners of record of the  shares  and must be sent to the  address on the account  statement.  This  service  is not  available  within 30 days of changing the address on an account.

Telephone  Redemptions  Through  AccountLink.  There are no  dollar  limits on telephone  redemption  proceeds sent to a bank account  designated  when you  establish  AccountLink.  Normally  the ACH transfer to your bank is initiated on the business day after the  redemption.  You do not receive dividends  on the  proceeds  of the shares you  redeemed  while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH your DEALER?  The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS.  If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of
Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information

      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

Contingent deferred sales charges are not charged when you exchange shares of the
Fund for shares of other Oppenheimer funds.  However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.
Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge.
Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of both funds must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Before exchanging into a fund, you must obtain and read its prospectus.
      Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund.
In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the
Statement of Additional Information for more details.

      You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1.800.525.7048. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests.  Submit an OppenheimerFunds  Exchange Request form, signed by all owners of the account.  Send it to the  Transfer  Agent at
      the  address  on  the  back  cover.   Exchanges  of  shares  held  under
      certificates  cannot be processed unless the Transfer Agent receives the certificates with the request.

Telephone  Exchange  Requests.  Telephone exchange requests may be made either by  calling  a service  representative  at  1.800.852.8457,  or by using
      PhoneLink for automated exchanges by calling  1.800.533.3310.  Telephone exchanges  may be made only between  accounts that are  registered  with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o     Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The
      New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
   The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing."  When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the
      Manager believes to be a market timer.
   o  The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
   o  If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More  information  about  the  Fund's  policies  and  procedures  for  buying, selling,  and  exchanging  shares is contained in the  Statement of Additional
Information.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions where reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay forwarding a check or processing a payment via
      AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary  redemptions  of  small  accounts  may be made by the  Fund if the account  value has  fallen  below $500 for  reasons  other than the fact that the market value of shares has dropped.  In some cases  involuntary redemptions  may be made to repay the  Distributor  for losses  from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual  circumstances  (such as a lack of liquidity in the Fund's  portfolio to meet  redemptions).  This means that the redemption  proceeds will be paid with liquid  securities  from the Fund's portfolio.
"Backup  Withholding"  of federal  income tax may be applied  against  taxable dividends,  distributions and redemption proceeds (including  exchanges)
      if you fail to furnish the Fund your correct,  certified Social Security or Employer Identification Number when you sign your application,  or if you under-report your income to the Internal Revenue Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records.  The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.525.7048.  You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on an  annual  basis  and to pay them to shareholders  in  December  on a date  selected  by  the  Board  of  Trustees.
Dividends and distributions  paid on Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally have higher  expenses than Class A and Class Y. The Fund has no fixed dividend  rate  and  cannot  guarantee  that it  will  pay  any  dividends  or distributions.

CAPITAL  GAINS.  The Fund may realize  capital  gains on the sale of portfolio securities.  If it does, it may make  distributions  out of any net short-term or  long-term  capital  gains  in  December  of each  year.  The Fund may make supplemental  distributions  of dividends and capital gains  following the end of its  fiscal  year.  There  can be no  assurance  that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.

Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year.  Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Distribution".  If you buy shares on or just before the ex-dividend date or just before the Fund declares a capital gain distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember,  There  May Be Taxes  on  Transactions.  Because  the  Fund's  share prices fluctuates,  you may have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference  between the price you paid for the  shares and the price you  received  when you sold them.  Any capital gain is subject to capital gains tax.
Returns of Capital  Can Occur.  In certain  cases,  distributions  made by the
      Fund  may  be   considered   a   non-taxable   return  of   capital   to
      shareholders.  If that  occurs,  it will be  identified  in  notices  to shareholders.
      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax adviser about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since its inception.  Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available on request.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                          CLASS A
                                                          -------------------------
                                                          YEAR ENDED JULY 31,
                                                          2001         2000(1)

------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $10.30       $10.00
------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                (.04)         .02
Net realized and unrealized gain (loss)                    (1.48)         .30
                                                     ------------   ----------
Total income (loss) from investment operations             (1.52)         .32
------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --           -- (2)
Dividends in excess of net investment income                  --         (.02)
                                                     ------------   ----------
Total dividends and/or distributions
to shareholders                                               --         (.02)
------------------------------------------------------------------------------
Net asset value, end of period                             $8.78       $10.30
                                                     ============   ==========

------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                       (14.76)%       3.18%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $4,737       $5,918
------------------------------------------------------------------------------
Average net assets (in thousands)                         $5,173       $3,959
------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               (0.40)%      0.14%
Expenses                                                    1.68%       1.46%
Expenses, net of reduction to custodian expenses             N/A        1.41%
------------------------------------------------------------------------------
Portfolio turnover rate                                      164%        195%

1.  For the period from September 1, 1999 (inception of offering) to
July 31, 2000.
2.  Less than $0.005 per share.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

  Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                           CLASS B
                                                           ----------------------------
                                                           YEAR ENDED JULY 31,
                                                           2001           2000 (1)

---------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $10.22         $10.00
---------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.10)          (.02)
Net realized and unrealized gain (loss)                     (1.49)           .25
                                                     -------------   ------------
Total income (loss) from investment operations              (1.59)           .23
---------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --             -- (2)
Dividends in excess of net investment income                   --           (.01)
                                                     -------------   ------------
Total dividends and/or distributions
to shareholders                                                --           (.01)
---------------------------------------------------------------------------------
Net asset value, end of period                              $8.63         $10.22
                                                     =============   ============

---------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                        (15.56)%        2.31%
---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $1,434         $1,160
---------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,388          $ 386
---------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                         (1.32)%        (0.73)%
Expenses                                                     2.57%          2.33%
Expenses, net of reduction to custodian expenses              N/A           2.28%
---------------------------------------------------------------------------------
Portfolio turnover rate                                       164%           195%

1.  For the period from September 1, 1999 (inception of offering) to
July 31, 2000.
2.  Less than $0.005 per share.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

  Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                  CLASS C
                                                                 ---------------------------------------
                                                                 YEAR ENDED JULY 31,
                                                                 2001                 2000(1)

---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $10.24               $10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.10)                (.03)
Net realized and unrealized gain (loss)                           (1.49)                 .27
                                                      ------------------    -----------------
Total income (loss) from investment operations                    (1.59)                 .24
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --                   --(2)
Dividends in excess of net investment income                         --                   --
                                                      ------------------    -----------------
Total dividends and/or distributions
to shareholders                                                      --                   --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                    $8.65               $10.24
                                                      ==================    =================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                              (15.53)%              2.40%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $1,262                 $989
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $1,215                 $322
---------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                               (1.29)%              (0.73)%
Expenses                                                           2.59%                2.33%
Expenses, net of reduction to custodian expenses                    N/A                 2.28%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                             164%                 195%

1.  For the period from September 1, 1999 (inception of offering) to
July 31, 2000.
2.  Less than $0.005 per share.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

  Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                  CLASS N
                                                                  ------------------
                                                                  PERIOD ENDED
                                                                  JULY 31, 2001 (1)

------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                              $8.89
------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.05)
Net realized and unrealized gain (loss)                            (.09)
                                                      ------------------
Total income (loss) from investment operations                     (.14)
------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --
Dividends in excess of net investment income                         --
                                                      ------------------
Total dividends and/or distributions
to shareholders                                                      --
------------------------------------------------------------------------
Net asset value, end of period                                    $8.75
                                                      ==================

------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                (1.58)%
------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $1
------------------------------------------------------------------------
Average net assets (in thousands)                                    $1
------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                               (1.43)%
Expenses                                                           1.75%
Expenses, net of reduction to custodian expenses                    N/A
------------------------------------------------------------------------
Portfolio turnover rate                                            164%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.

  Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                CLASS Y
                                                                ---------------------------------------
                                                                YEAR ENDED JULY 31,
                                                                2001                 2000 (1)

--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                            $10.30               $10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      (.02)                 .05
Net realized and unrealized gain (loss)                          (1.29)                 .28
                                                     ------------------   ------------------
Total income (loss) from investment operations                   (1.31)                 .33
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --                   -- (2)
Dividends in excess of net investment income                        --                 (.03)
                                                     ------------------   ------------------
Total dividends and/or distributions
to shareholders                                                     --                 (.03)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                   $8.99               $10.30
                                                     ==================   ==================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                               (12.72)%              3.26%
--------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $86                   $1
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $160                   $1
--------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                            0.07%                0.26%
Expenses                                                         1.30%                1.34%
Expenses, net of reduction to custodian expenses                   N/A                1.29%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                           164%                 195%

1.  For the period from September 1, 1999 (inception of offering) to
July 31, 2000.
2.  Less than $0.005 per share.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

  Oppenheimer Trinity Core Fund
84 INFORMATION AND SERVICES For More Information on Oppenheimer Trinity Core FundSM: The following additional information about the Fund is available without charge upon request: STATEMENT OF ADDITIONAL INFORMATION This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus). ANNUAL AND SEMI-ANNUAL REPORTS Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. How to Get More Information: You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account: ---------------------------------------------------------------------------- By Telephone: Call OppenheimerFunds Services toll-free: 1.800.525.7048 ---------------------------------------------------------------------------- ---------------------------------------------------------------------------- By Mail: Write to: OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217-5270 ---------------------------------------------------------------------------- ---------------------------------------------------------------------------- On the Internet: You can send us a request by e-mail or read or down-load documents on the OppenheimerFunds web site: http://www.oppenheimerfunds.com ------------------------------- ---------------------------------------------------------------------------- Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet web site at http://www.sec.gov. Copies may be obtained ------------------ after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer. The Fund's shares are distributed by: [logo] OppenheimerFunds Distributor, Inc. The Fund's SEC File No. is 811-09361 PR0211.001.1101 Printed on recycled paper. Appendix to Prospectus of Oppenheimer Trinity Core Fund Graphic material included in the Prospectus of Oppenheimer Trinity Core Fund under the heading "Annual Total Returns (Class A)(as of 12/31)": A bar chart will be included in the Prospectus of Oppenheimer Trinity Core Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for the first full calendar year, without deducting sales charges. Set forth below are the relevant data points that will appear in the bar chart: Calendar Annual Year Total Ended Returns 12/31/00 -7.69% Oppenheimer Trinity Core FundSM 6803 South Tucson Way, Englewood, Colorado 80112 1.800.525.7048 Statement of Additional Information dated November 28, 2001 This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated November 28, 2001. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com. Contents Page About the Fund Additional Information About the Fund's Investment Policies and Risks.. 2 The Fund's Investment Policies..................................... 2 Other Investment Techniques and Strategies......................... 3 Investment Restrictions............................................ 6 How the Fund is Managed ............................................... 8 Organization and History........................................... 8 Trustees and Officers.............................................. 9 The Manager........................................................ 14 The Sub-Advisor.................................................... 15 Brokerage Policies of the Fund......................................... 16 Distribution and Service Plans......................................... 18 Performance of the Fund................................................ 22 About Your Account How To Buy Shares...................................................... 26 How To Sell Shares..................................................... 35 How To Exchange Shares................................................. 39 Dividends, Capital Gains and Taxes..................................... 41 Additional Information About the Fund.................................. 43 Financial Information About the Fund Independent Auditors' Report........................................... 45 Financial Statements................................................... 46 Appendix A: Economic Sectors and Industry Groups....................... A-1 Appendix B: Special Sales Charge Arrangements and Waivers.............. B-1 ------------------------------------------------------------------------------ A B O U T T H E F U N D ------------------------------------------------------------------------------ Additional Information About the Fund's Investment Policies and Risks The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund can purchase. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective. The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Sub-Advisor, Trinity Investment Management Corporation, can use in selecting portfolio securities may vary over time. The Fund is not required to use the investment techniques and strategies described below at all times in seeking its goal. It may use some of the special investment techniques and strategies at some times or not at all. Nonetheless, when selecting the Fund's portfolio investments, the Fund's the Sub-Advisor, who is retained by the Manager, OppenheimerFunds, Inc., typically adheres to the following disciplined, systematic approach, which is more fully described in the Prospectus. Each day the New York Stock Exchange is open for trading, the Sub-Advisor ranks nearly all of the stocks comprising the Standard & Poor's Composite Index of 500 Stocks ("S&P 500 Index") according to their relative valuations. The Sub-Advisor determines these rankings by dividing the S&P 500 Index into 11 broad economic sectors (Appendix A) and using specially selected valuation models. After identifying the most undervalued and most overvalued stocks in the S&P 500 Index, the Sub-Advisor generally selects the most undervalued stocks for the Fund's portfolio. In order to diversify the Fund's portfolio investments and attempt to reduce overall portfolio risk, the Sub-Advisor seeks to align the Fund's portfolio investments with the sector weights of the index 34 industry groups (See Appendix A). In selecting stocks for the Fund's portfolio, the portfolio management team, whose members are employed by the Sub-Advisor, primarily uses value-oriented investment analyses. In using these approaches, the portfolio management team looks for stocks that appear to be temporarily undervalued, by various measures. The portfolio management team seeks stocks having prices that are relatively low in relation to what the team considers to be their real worth or future prospects, with the expectation that the Fund will realize appreciation in the value of its holdings. Some of the measures used to identify undervalued stocks include, among others: Dividend Discount, which calculates the present value of the projected stream of future dividends. Stocks that sell at discounts to present value are favored. o Earnings Momentum, which is based on the percentage change in trailing four-quarter earnings per share over the last three months. o Cashflow Plowback, which seeks high cashflow relative to capital structure and low price/cashflow ratio. The plowback feature is based on net cashflow (cashflow minus dividends) retained by a company each year and available for reinvestment or plowback into the business, providing a basis for future growth. Price/earnings Ratio, which is the stock's price divided by its earnings per share. A stock having a price/earnings ratio lower than its historical range, or lower than the market as a whole or that of similar companies may offer attractive investment opportunities. Price/book value Ratio, which is the stock price divided by the book value of the company per share. It measures the company's stock price in relation to its asset value. Dividend Yield, which is measured by dividing the annual dividend by the stock price per share. There is no assurance the Fund's stock selection strategy will result in the Fund achieving its objective of long-term capital growth. Nor can there be any assurance that the Fund's diversification strategy will actually reduce the volatility of an investment in the Fund. Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund trades its portfolio securities during prior fiscal years. For example, if the Fund sold all of its securities during the year, its portfolio turnover rate would be 100% or more. The Fund's portfolio turnover rate will fluctuate from year to year. The Fund may have a portfolio turnover rate of more than 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code. Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them. Temporary Defensive and Interim Investments. For temporary defensive purposes, the Fund can invest in repurchase agreements and a variety of "money market securities." Money market securities are high-quality, short-term debt instruments that may be issued by the U.S. government, corporations, banks or other entities. They may have fixed, variable or floating interest rates. The following is a brief description of the repurchase agreements and the types of money market securities in which the Fund may invest. Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes. In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Board of Trustees from time to time. The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's fundamental policy limits on holding illiquid investments. The Fund cannot enter into a repurchase agreement that causes more than 10% of its total assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's assets that may be subject to repurchase agreements having maturities of seven days or less. Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Sub-Advisor will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will monitor the collateral's value. U.S. Government Securities. These include obligations issued or guaranteed by the U.S. Treasury or other U.S. government agencies or corporate entities referred to as "instrumentalities" of the U.S. government. The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the "full faith and credit" of the United States. "Full faith and credit" means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner might not be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Sub-Advisor is satisfied that the credit risk with respect to such agency or instrumentality is minimal. Bank Obligations. The Fund may buy time deposits, certificates of deposit and bankers' acceptances. They must be : o obligations issued or guaranteed by a domestic or foreign bank (including a foreign branch of a domestic bank) having total assets of at least $1 billion, o banker's acceptances (which may or may not be supported by letters of credit) only if guaranteed by a U.S. commercial bank with total assets of at least U.S. $1 billion. The Fund can make time deposits. These are non-negotiable deposits in a bank for a specified period of time. They may be subject to early withdrawal penalties. Time deposits that are subject to early withdrawal penalties are subject to the Fund's limits on illiquid investments, unless the time deposit matures in seven days or less. "Banks" include commercial banks, savings banks and savings and loan associations. Commercial Paper. The Fund may invest in commercial paper, if it is rated within the top two rating categories of Standard & Poor's Rating Services ("Standard & Poor's") and Moody's Investors Service, Inc., ("Moody's). If the paper is not rated, it may be purchased if issued by a company having a credit rating of at least "AA" by Standard & Poor's or "Aa" by Moody's. The Fund may buy commercial paper, including U.S. dollar-denominated securities of foreign branches of U.S. banks, issued by other entities if the commercial paper is guaranteed as to principal and interest by a bank, government or corporation whose certificates of deposit or commercial paper may otherwise be purchased by the Fund. Variable Amount Master Demand Notes. Master demand notes are corporate obligations that permit the investment of fluctuating amounts by the Fund at varying rates of interest under direct arrangements between the Fund, as lender, and the borrower. They permit daily changes in the amounts borrowed. The Fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount. The borrower may prepay up to the full amount of the note without penalty. These notes may or may not be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is not expected that there will be a trading market for them. There is no secondary market for these notes, although they are redeemable (and thus are immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Accordingly, the Fund's right to redeem such notes is dependent upon the ability of the borrower to pay principal and interest on demand. The Fund has no limitations on the type of issuer from whom these notes will be purchased. However, in connection with such purchases and on an ongoing basis, the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Investments in master demand notes are subject to the limitation on investments by the Fund in illiquid securities. Currently, the Fund does not intend that its investments in variable amount master demand notes will exceed 5% of its total assets. Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees. These loans are limited to not more than 10% of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund. When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter. Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. As a fundamental policy, the Fund will not invest more than 10% of its total assets in illiquid or restricted securities, including repurchase agreements having a maturity beyond seven days, portfolio securities for which market quotations are not readily available and time deposits that mature in more than two days. Certain restricted securities that are eligible for resale to qualified institutional purchasers, as described below, may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity. The Fund has limitations that apply to purchases of restricted securities, as stated above. Those percentage restrictions may not apply to purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Investment Restrictions What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of: 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares. Policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's principal investment policies are described in the Prospectus. Does the Fund Have Fundamental Policies? The following investment restrictions are fundamental policies of the Fund. The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. This limitation does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. The Fund cannot invest in companies for the purpose of acquiring control or management of them. The Fund cannot lend money. However, it can invest in debt securities that the Fund's investment policies and restrictions permit it to purchase. The Fund may also lend its portfolio securities and enter into repurchase agreements. The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in companies in any one industry. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an "industry" for the purposes of this restriction. The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase readily-marketable securities of companies holding real estate or interests in real estate. The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio. The Fund cannot invest in physical commodities or commodity contracts. This does not prohibit the Fund from purchasing or selling options and futures or from buying or selling hedging instruments as permitted by any of its other investment policies. The Fund cannot borrow money except from banks in amounts not in excess of 5% of its assets as a temporary measure to meet redemptions. The Fund cannot pledge, mortgage or hypothecate any of its assets. However, this does not prohibit the escrow arrangements contemplated by the put and call activities of the Fund or other collateral or margin arrangements in connection with any of the hedging instruments permitted by any of its other policies. The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures. Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an on-going basis, it applies only at the time the Fund makes an investment with the exception of the borrowing policy. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund. Does the Fund Have Additional Restrictions That Are Not "Fundamental" Policies? The Fund has additional operating policies that are not "fundamental," and which can be changed by the Board of Trustees without shareholder approval. The Fund can invest all of its assets in the securities of a single open-end management investment company for which the Manager, one of its subsidiaries or a successor is the investment advisor or sub-advisor. That fund must have substantially the same fundamental investment objective, policies and limitations as the Fund. For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix A to this Statement of Additional Information. That is not a fundamental policy. How the Fund Is Managed Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in May 1999. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager and Sub-Advisor. Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Classes of Shares. The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone. Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class. The Trustees are authorized to create new series and classes of shares. The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares. The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings. Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. It will also do so when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment Company Act. Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim. Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations. The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law. Trustees and Officers of the Fund. The Fund's Trustees and officers and their principal occupations and business affiliations and occupations during the past five years are listed below. Trustees denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Trustees are trustees or directors of the following New York-based Oppenheimer funds:1 Oppenheimer California Municipal Fund Oppenheimer International Growth Fund Oppenheimer International Small Oppenheimer Capital Appreciation Fund Company Fund Oppenheimer Capital Preservation Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Concentrated Growth Fund Oppenheimer Multiple Strategies Fund Oppenheimer Developing Markets Fund Oppenheimer Multi-Sector Income Trust Oppenheimer Discovery Fund Oppenheimer Multi-State Municipal Trust Oppenheimer Emerging Growth Fund Oppenheimer Municipal Bond Fund Oppenheimer Emerging Technologies Fund Oppenheimer New York Municipal Fund Oppenheimer Enterprise Fund Oppenheimer Series Fund, Inc. Oppenheimer Europe Fund Oppenheimer Special Value Fund Oppenheimer Global Fund Oppenheimer Trinity Core Fund Oppenheimer Trinity Large Cap Growth Oppenheimer Global Growth & Income Fund Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Trinity Value Fund Oppenheimer Growth Fund Oppenheimer U.S. Government Trust Messrs. Spiro, Murphy, Wixted, Zack, Bishop and Farrar respectively hold the same offices with the other New York-based Oppenheimer funds as with the Fund. As of November 5, 2001, the Trustees and officers of the Fund as a group owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. Leon Levy, Chairman of the Board of Trustees, Age 75 6803 South Tucson Way, Englewood, Colorado 80112 General Partner of Odyssey Partners, L.P. (investment partnership) (since 1982) and Chairman of Avatar Holdings, Inc. (real estate development). Donald W. Spiro, Vice Chairman and Trustee, Age 75 6803 South Tucson Way, Englewood, Colorado 80112 Formerly he held the following positions: Chairman Emeritus (August 1991 - August 1999), Chairman (November 1987 - January 1991) and a director (January 1969 - August 1999) of the Manager; President and Director of OppenheimerFunds Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor (July 1978 - January 1992). John V. Murphy*, President and Trustee, Age: 52 498 Seventh Avenue, New York, New York 10018 Chairman and Chief Executive Officer and director (since July 2001) and President (since August 2000) of the Manager; President and a trustee of other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp., the Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc. (since July 2001), a holding company subsidiary of the Manager; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc., an investment adviser subsidiary of the Manager; President and a director (since July 2001) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director (since November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc., investment advisory affiliates of the Manager, and of OAM Institutional, Inc. (since November 2001), an investment advisory subsidiary of the Manager, and of HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001), investment adviser subsidiaries of the Manager; formerly President and trustee (from November 1999 to November 2001) of MML Series Investment Fund and MassMutual Institutional Funds, open-end investment companies; Chief Operating Officer (August 2000 - July 2001) of the Manager; Executive Vice President (from 1995 to 1997) of MassMutual Financial Group; Executive Vice President and Chief Operating Officer (from 1995 to 1997) of David L. Babson & Company, an investment advisor; Chief Operating Officer (from 1993 to 1996) of Concert Capital Management, Inc., an investment advisor. Robert G. Galli, Trustee, Age 67 6803 South Tucson Way, Englewood, Colorado 80112 A Trustee or Director of other Oppenheimer funds. Formerly he held the following positions: Vice Chairman (October 1995 - December 1997) and Executive Vice President (December 1977 - October 1995) of the Manager; Executive Vice President and a director (April 1986 - October 1995) of HarbourView Asset Management Corporation. Phillip A. Griffiths, Trustee, Age 62 6803 South Tucson Way, Englewood, Colorado 80112 The Director of the Institute for Advanced Study, Princeton, N.J. (since 1991) and a member of the National Academy of Sciences (since 1979); formerly (in descending chronological order) a director of Bankers Trust Corporation, Provost and Professor of Mathematics at Duke University, a director of Research Triangle Institute, Raleigh, N.C., and a Professor of Mathematics at Harvard University. Benjamin Lipstein, Trustee, Age 77 6803 South Tucson Way, Englewood, Colorado 80112 Professor Emeritus of Marketing, Stern Graduate School of Business Administration, New York University. Elizabeth B. Moynihan, Trustee, Age 71 6803 South Tucson Way, Englewood, Colorado 80112 Author and architectural historian; a trustee of the Freer Gallery of Art (Smithsonian Institute), Executive Committee of Board of Trustees of the National Building Museum; a member of the Trustees Council, Preservation League of New York State. Kenneth A. Randall, Trustee, Age 73 6803 South Tucson Way, Englewood, Colorado 80112 A director of Dominion Resources, Inc. (electric utility holding company), Dominion Energy, Inc. (electric power and oil & gas producer), and Prime Retail, Inc. (real estate investment trust); formerly President and Chief Executive Officer of The Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty Company, American Motorists Insurance Company and American Manufacturers Mutual Insurance Company. Edward V. Regan, Trustee, Age 70 6803 South Tucson Way, Englewood, Colorado 80112 Chairman of Municipal Assistance Corporation for the City of New York; Senior Fellow of Jerome Levy Economics Institute, Bard College; a director of RBAsset (real estate manager); a director of OffitBank; Trustee, Financial Accounting Foundation (FASB and GASB); President, Baruch College of the City University of New York; formerly New York State Comptroller and trustee, New York State and Local Retirement Fund. Russell S. Reynolds, Jr., Trustee, Age 69 6803 South Tucson Way, Englewood, Colorado 80112 Chairman of The Directorship Search Group, Inc. (corporate governance consulting and executive recruiting); a director of Professional Staff Limited (a U.K. temporary staffing company); a life trustee of International House (non-profit educational organization), and a trustee of the Greenwich Historical Society. Clayton K. Yeutter, Trustee, Age 70 6803 South Tucson Way, Englewood, Colorado 80112 Of Counsel, Hogan & Hartson (a Washington, D.C. law firm). Other directorships: Caterpillar, Inc, Zurich Financial Services; ConAgra, Inc.; FMC Corporation; Texas Instruments Incorporated; and Weyerhaeuser Co. Formerly a director of Farmers Group, Inc. Robert G. Zack, Secretary, Age: 53. 498 Seventh Avenue, New York, New York 10018 Acting General Counsel (from November 1, 2001), Senior Vice President (since May 1985) of OppenheimerFunds, Inc.; Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); Formerly Associate General Counsel (from May 1981 - October 2001) and an officer of other Oppenheimer funds. Brian W. Wixted, Treasurer, Principal Financial and Accounting Officer, Age: 41 6803 South Tucson Way, Englewood, Colorado 80112 Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., and of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer (since May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corporation and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991 - March 1995). Robert J. Bishop, Assistant Treasurer, Age: 42 6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager. Scott T. Farrar, Assistant Treasurer, Age: 35 6803 South Tucson Way, Englewood, Colorado 80112 Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller for the Manager. |X| Remuneration of Trustees. The officers of the Fund and certain Trustees of the Fund (Mr. Murphy) who are affiliated with the Manager receive no salary or fee from the Fund. The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2001. The compensation from all of the New York-based Oppenheimer funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the boards of those funds during the calendar year 2000. -------------------------------------------------------------------------------- Total Retirement Compensation Benefits from all Aggregate Accrued as Part New York based Trustee's Name Compensation of Fund Oppenheimer and Other Positions from Fund1 Expenses Funds (29 Funds)2 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- Leon Levy $181 $252 $171,950 Chairman -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- Robert G. Galli3 $75 $2 $191,134 Study Committee Member -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- Phillip Griffiths $754 $1 $59,529 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- Benjamin Lipstein Study Committee Chairman, Audit Committee Member $157 $199 $148,639 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- Elizabeth B. Moynihan Study Committee Member $110 $80 $104,695 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- Kenneth A. Randall Audit Committee Member $101 $137 $96,034 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- Edward V. Regan Proxy Committee Chairman, Audit Committee Member $67 $42 $94,995 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- Russell S. Reynolds, Jr. Proxy Committee Member $100 $47 $71,069 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- Donald Spiro $110 $1 $63,435 -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- Clayton K. Yeutter $615 $35 $71,069 Proxy Committee Member -------------------------------------------------------------------------------- 1. Aggregate compensation includes fees, deferred compensation, if any, and retirement plan benefits accrued for a Director. 2. For the 2000 calendar year. 3. Total compensation for the 2000 calendar year includes compensation received for serving as a trustee (director) of ten other Oppenheimer funds. 4. Includes $75 deferred under Deferred Compensation Plan described below. 5. Includes $15 deferred under Deferred Compensation Plan described below. |X| Retirement Plan for Trustees. The Fund has adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as trustee for any of the New York-based Oppenheimer funds for at least 15 years to be eligible for the maximum payment. Each Trustee's retirement benefits will depend on the amount of the Trustee's future compensation and length of service. Therefore the amount of those benefits cannot be determined at this time, nor can we estimate the number of years of credited service that will be used to determine those benefits. |X| Deferred Compensation Plan for Trustees. The Board of Trustees has adopted a Deferred Compensation Plan for disinterested trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan is determined based upon the performance of the selected funds. Deferral of Trustees' fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the Fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred fee account. |X| Major Shareholders. As of November 5, 2001, the only persons who owned of record or who were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C, Class N and Class Y shares were: RPSS TR UMG Manufacturing & Logistics Inc 401K, Attn: Angela M. Jones, 700 S. Battleground Ave., Grover, NC 28073-9541, which owned 88,197.195 Class A shares (16.92% of the Class A shares then outstanding). First Clearing Corporation, M-Pat Inc., 12016 Saddlehorn Ln., Mansfield TX 76063-5347, which owned 14,985.000 Class C shares (9.41% of the Class C shares then outstanding) First Clearing Corporation, M-JC Inc., 6708 New York Ave., Arlington, TX, which owned 14,985.000 Class C shares (9.41% of the Class C shares then outstanding). Circle Trust Company CUST FBO Caddick Construction CO 401K PSP, Metro Center, 1 Station Pl., Stamford, CT 06902-6800, which owned 2,407.159 Class N shares (95.53% of the Class N shares then outstanding). Persumma Financial Services, 275 Grove St., Auburndale, MA 02466-2272, which owned 9,741.052 Class Y shares (95.53% of the Class Y shares then outstanding). The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. |X| Code of Ethics. The Fund, the Manager, the Sub-Advisor and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager. The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet web site at http://www.sec.gov. Copies may be obtained, after ------------------ paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or by writing to the SEC's Public Reference ------------------- Section, Washington, D.C. 20549-0102. |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager handles the Fund's day-to-day business, and the agreement permits the Manager to enter into sub-advisory agreements with other registered investment advisors to obtain specialized services for the Fund, as long as the Fund is not obligated to pay any additional fees for those services. The Manager has retained the Sub-Advisor pursuant to a separate Sub-Advisory Agreement, described below, under which the Sub-Advisor buys and sells portfolio securities for the Fund. The members of the portfolio management team of the Fund are employed by the Sub-Advisor and are the persons principally responsible for the day-to-day management of the Fund's portfolio, as described below. Under the investment advisory agreement, the Fund pays the Manager an annual fee in monthly installments, based on the average daily net assets of the Fund. That fee is described in the prospectus. The investment advisory agreement between the Fund and the Manager requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund. The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to calculation of the Fund's net asset values per share, interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. ----------------------------------------------------- Fiscal Year ended Management Fees Paid to 7/31: OppenheimerFunds, Inc. ----------------------------------------------------- ----------------------------------------------------- 20001 $31,905 ----------------------------------------------------- ----------------------------------------------------- 2001 $59,463 ----------------------------------------------------- (1) For the period from 9/1/99 (commencement of operations) to 7/31/00. The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security. The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and "Trinity" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the names "Oppenheimer" or "Trinity" as part of its name. The Sub-Advisor. The Sub-Advisor is a wholly-owned subsidiary of Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company. The Manager and the Sub-Advisor are affiliates. The Sub-Advisory Agreement. Under the Sub-Advisory Agreement between the Manager and the Sub-Advisor, the Sub-Advisor shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. Under the Sub-Advisory Agreement, the Sub-Advisor agrees not to change the portfolio management team of the Fund without the written approval of the Manager. The Sub-Advisor also agrees to provide assistance in the distribution and marketing of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Advisor an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Advisor under the Sub-Advisory Agreement is paid by the Manager, not by the Fund. The fee declines on additional assets as the Fund grows: 0.25% of the first $150 million of average annual net assets of the Fund, 0.17% of the next $350 million, and 0.14% of average annual net assets in excess of $500 million. The Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Advisor shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Sub-Advisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security. Brokerage Policies of the Fund Brokerage Provisions of the Investment Advisory Agreement and the Sub-Advisory Agreement. One of the duties of the Sub-Advisor under the Sub-Advisory Agreement is to arrange the portfolio transactions for the Fund. The Fund's investment advisory agreement with the Manager and the Sub-Advisory Agreement contain provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager and the Sub-Advisor are authorized to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. They may employ broker-dealers that, in their best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. Among other things, "best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager and the Sub-Advisor need not seek competitive commission bidding. However, they are expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees. The Manager and the Sub-Advisor may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager, the Sub-Advisor or their respective affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager or Sub-Advisor, as applicable, makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager and the Sub-Advisor may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor. The Sub-Advisory Agreement permits the Sub-Advisor to enter into "soft-dollar" arrangements through the agency of third parties to obtain services for the Fund. Pursuant to these arrangements, the Sub-Advisor will undertake to place brokerage business with broker-dealers who pay third parties that provide services. Any such "soft-dollar" arrangements will be made in accordance with policies adopted by the Board of the Trust and in compliance with applicable law. Brokerage Practices Followed by the Manager. Brokerage for the Fund is allocated subject to the provisions of the investment advisory agreement and the Sub-Advisory agreement and the procedures and rules described above. Generally, the Sub-Advisor's portfolio traders allocate brokerage based upon recommendations from the Fund's portfolio management team. In certain instances, the team may directly place trades and allocate brokerage. In either case, the Sub-Advisor's executive officers supervise the allocation of brokerage. Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. The Sub-Advisor serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Sub-Advisor to allocate purchase or sale transactions among the Fund and other clients whose assets it manages in a manner it deems equitable. In making those allocations, the Sub-Advisor considers several main factors, including the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolio of the Fund and other client's accounts. When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Sub-Advisor or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker (these are called "free trades") usually will have its order executed first. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price. Purchases are combined where possible for the purpose of negotiating brokerage commissions. In some cases that practice might have a detrimental effect on the price or volume of the security in a particular transaction for the Fund. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price. The investment advisory agreement and the Sub-Advisory agreement permit the Manager and the Sub-Advisor to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Advisor and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Sub-Advisor's other accounts. Investment research may be supplied to the Sub-Advisor by a third party at the instance of a broker through which trades are placed. Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Sub-Advisor in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Advisor in the investment decision-making process may be paid in commission dollars. The research services provided by brokers broadens the scope and supplements the research activities of the Sub-Advisor. That research provides additional views and comparisons for consideration, and helps the Sub-Advisor to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Sub-Advisor provides information to the Manager and the Board about the commissions paid to brokers furnishing such services, together with the Sub-Advisor's representation that the amount of such commissions was reasonably related to the value or benefit of such services. --------------------------------------------------------------------------- Fiscal Year Ended 7/31 Total Brokerage Commissions Paid by the Fund1 --------------------------------------------------------------------------- --------------------------------------------------------------------------- 20002 $11,767 --------------------------------------------------------------------------- --------------------------------------------------------------------------- 2001 $12,6313 --------------------------------------------------------------------------- 1. Amounts do not include spreads or commissions on principal transactions on a net trade basis. 2. For the period from 9/1/99 (commencement of operations) to 7/31/00. 3. In the fiscal year ended 7/31/01, the amount of transactions directed to brokers for research services was $941,695 and the amount of the commissions paid to broker-dealers for those services was $744. Distribution and Service Plans The Distributor. Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of shares of the Fund's Class A, Class B, Class C, Class N and Class Y shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor. Class N shares were not publicly offered during the period shown below. The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's last two fiscal periods is shown in the table below. ------------------------------------------- Fiscal Aggregate Class A Front-End Year Front-End Sales Sales Charges Ended Charges on Retained by 7/31: Class A Shares Distributor1 ------------------------------------------- ------------------------------------------- 20002 $34,708 $11,659 ------------------------------------------- ------------------------------------------- 2001 $33,260 $5,965 ------------------------------------------- 1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor. 2. For the period from 9/1/99 (commencement of operations) to 7/31/00. ----------------------------------------------------------------------------- Fiscal Concessions on Concessions on Concessions on Concessions on Year Class A Shares Class B Shares Class C Shares Class N Shares Ended Advanced by Advanced by Advanced by Advanced by 7/31: Distributor1 Distributor1 Distributor1 Distributor1 ----------------------------------------------------------------------------- ----------------------------------------------------------------------------- 20002 $11,312 $33,629 $7,704 N/A ----------------------------------------------------------------------------- ----------------------------------------------------------------------------- 2001 $15,801 $24,148 $9,720 None3 ----------------------------------------------------------------------------- 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale. 2. For the period from 9/1/99 (commencement of operations) to 7/31/00. 3. The inception date of Class N shares was 3/1/01. ----------------------------------------------------------------------------- Fiscal Class A Class B Class C Class N Contingent Contingent Contingent Contingent Year Deferred Sales Deferred Sales Deferred Sales Deferred Sales Ended Charges Charges Charges Charges 7/31 Retained by Retained by Retained by Retained by Distributor Distributor Distributor Distributor ----------------------------------------------------------------------------- ----------------------------------------------------------------------------- 2001 None $3,170 $1,848 None ----------------------------------------------------------------------------- For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans," below. Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of Trustees, including a majority of the Independent Trustees2, cast in person at a meeting called for the purpose of voting on that plan. Under the plans, the Manager and the Distributor may make payments to affiliates, in their sole discretion, from time to time, and may use their own resources to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform, at no cost to the Fund to make those payments. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients. Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its Independent Trustees specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class. The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six (6) years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class. While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees. Each Plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees. Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans. |X| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers. For the fiscal year ended July 31, 2001, payments made under the Class A Plan totaled $6,720 all of which was paid by the Distributor to recipients that included $574 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead. |X| Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above. Each Plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. In cases where the Distributor is the broker of record for Class B, Class C and Class N shares, i.e. shareholders without the services of a broker directly invests in the Fund, the Distributor will retain the asset-based sales charge and service fee for Class B, Class C and Class N shares. The asset-based sales charge and service fees increase Class B and Class C expenses by 1.00% and the asset-based sales charge and service fees increases Class N expenses by 0.50% of the net assets per year of the respective class. The Distributor retains the asset-based sales charge on Class B and Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor: o pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above, o may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate, o employs personnel to support distribution of Class B, Class C and Class N shares, and o bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses. o may not be able to adequately compensate dealers that sell Class B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans, o receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees, o may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares, o may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and o may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued. When Class B, Class C or Class N shares are sold without the designation of a broker-dealer, the Distributor is automatically designated as the broker-dealer of record. In those cases, the Distributor retains the service fee and asset-based sales charge paid on Class B, Class C and Class N shares. The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. --------------------------------------------------------------------------------- Distribution Fees Paid to the Distributor for the Year Ended 7/31/01 --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Class: Total Amount Distributor's Distributor's Unreimbursed Aggregate Expenses as % Payments Retained by Unreimbursed of Net Assets Under Plan Distributor Expenses Under Plan of Class --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Class B Plan $13,856 $12,3501 $48,260 3.36% --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Class C Plan $12,131 $9,656 $17,699 1.40% --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Class N Plan None2 None None None --------------------------------------------------------------------------------- 1. Includes $124 paid to an affiliate of the Distributor's parent company. 2. The inception of Class N shares was 3/1/01. All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees. Performance of the Fund Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com. The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication). Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments: o Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model. o An investment in the Fund is not insured by the FDIC or any other government agency. o The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions. o The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis. o When an investor's shares are redeemed, they may be worth more or less than their original cost. o Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class. |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below. In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period. For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year and life-of-class periods as applicable. There is no sales charge for Class Y shares. o Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula: 1/n (ERV) (---) -1 = Average Annual Total Return ( P ) o Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows: ERV - P ------- = Total Return P o Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions. --------------------------------------------------------------------------------- The Fund's Total Returns for the Periods Ended 07/31/01 --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Class of Cumulative Average Annual Total Returns Total Returns (10 Years or Shares Life of Class) --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- 1-Year 5-Year 10 Year (or (or life of life of class) class) --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- After Without After Without After Without After Without Sales Sales Sales Sales Sales Sales Sales Sales Charge Charge Charge Charge Charge Charge Charge Charge --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Class A1 -17.10% -12.04% -19.66% -14.76% -9.32% -6.48% N/A N/A --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Class B1 -17.06% -13.61% -19.78% -15.56% -9.30% -7.35% N/A N/A --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Class C1 -13.50% -13.50% -16.37% -15.53% -7.29% -7.29% N/A N/A --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Class N2 -2.56% -1.58% N/A N/A N/A N/A N/A N/A --------------------------------------------------------------------------------- --------------------------------------------------------------------------------- Class Y1 N/A -9.87% N/A -12.72% N/A -5.28% N/A N/A --------------------------------------------------------------------------------- 1. Inception date of Class A, Class B, Class C and Class Y: 09/01/99. 2. Class N inception: 3/1/01. Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below. |X| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles.. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories. |X| Morningstar Ratings and Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic stock funds category. Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) 1-, 3-, 5- and 10-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk is measured by a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other funds in the fund's category. Five stars is the "highest" ranking (top 10% of funds in a category), 4 stars is "above average" (next 22.5%), 3 stars is "average" (next 35%), 2 stars is "below average" (next 22.5%) and 1 star is "lowest" (bottom 10%). The current star rating is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year ranking (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year rating (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly. The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star rating. Those total return rankings are percentages from one percent to one hundred percent and are not risk-adjusted. For example, if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did. |X| Performance Rankings and Comparisons by Other Entities and Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services. Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share prices are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government. From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others. From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example, o information about the performance of certain securities or commodities markets or segments of those markets, o information about the performance of the economies of particular countries or regions, o the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions, o the availability of different types of securities or offerings of securities, o information relating to the gross national or gross domestic product of the United States or other countries or regions, o comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund. A B O U T Y O U R A C C O U N T How to Buy Shares Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors. AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions. Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses. |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together: o Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and o Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and o Class A, and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares. |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-Distributor and include the following: Oppenheimer Bond Fund Oppenheimer Municipal Bond Fund Oppenheimer California Municipal Fund Oppenheimer New York Municipal Fund Oppenheimer Capital Appreciation Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Capital Preservation Fund Oppenheimer Pennsylvania Municipal Fund Oppenheimer Capital Income Fund Oppenheimer Quest Balanced Value Fund Oppenheimer Quest Capital Value Fund, Oppenheimer Champion Income Fund Inc. Oppenheimer Quest Global Value Fund, Oppenheimer Concentrated Growth Fund Inc. Oppenheimer Convertible Securities Fund Oppenheimer Quest Opportunity Value Fund Oppenheimer Developing Markets Fund Oppenheimer Quest Value Fund, Inc. Oppenheimer Disciplined Allocation Fund Oppenheimer Real Asset Fund Oppenheimer Rochester National Oppenheimer Discovery Fund Municipals Oppenheimer Emerging Growth Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Emerging Technologies Fund Oppenheimer Small Cap Value Fund Oppenheimer Enterprise Fund Oppenheimer Special Value Fund Oppenheimer Europe Fund Oppenheimer Strategic Income Fund Oppenheimer Global Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Global Growth & Income Fund Oppenheimer Trinity Core Fund Oppenheimer Trinity Large Cap Growth Oppenheimer Gold & Special Minerals Fund Fund Oppenheimer Growth Fund Oppenheimer Trinity Value Fund Oppenheimer High Yield Fund Oppenheimer U.S. Government Trust Oppenheimer Intermediate Municipal Fund Oppenheimer Value Fund Oppenheimer International Bond Fund Limited-Term New York Municipal Fund Oppenheimer International Growth Fund Rochester Fund Municipals Oppenheimer International Small Company Fund OSM1- Gartmore Millennium Growth Fund II Oppenheimer Limited-Term Government Fund OSM1 - Jennison Growth Fund Oppenheimer Main Street Growth & Income Fund OSM1 - Mercury Advisors S&P 500 Index OSM1 - Mercury Advisors Focus Growth Oppenheimer Main Street Opportunity Fund Fund Oppenheimer Main Street Small Cap Fund OSM1 - QM Active Balanced Fund Oppenheimer MidCap Fund OSM1 - Salomon Brothers Capital Fund Oppenheimer Multiple Strategies Fund and the following money market funds: Centennial America Fund, L. P. Centennial New York Tax Exempt Trust Centennial California Tax Exempt Trust Centennial Tax Exempt Trust Centennial Government Trust Oppenheimer Cash Reserves Centennial Money Market Trust Oppenheimer Money Market Fund, Inc. 1 - "OSM" stands for Oppenheimer Select Managers There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge. Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter. A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter. A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter. In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent. If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof. The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan. In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor. |X| Terms of Escrow That Apply to Letters of Intent. 1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account. 2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor. 3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds. 4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares. 5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include: (a) Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge. 6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund. Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds. If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your Application. Neither the Distributor, the Transfer Agent or the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions. Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice. Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million. Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress. Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C and Class N shares and the dividends payable on Class B, Class C and Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject. The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another. The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund. |X| Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases by certain retirement plans, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months. |X| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years. |X| Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following: o to all rollover IRAs, o to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans, o to all trustee-to-trustee IRA transfers, o to all 90-24 type 403(b) transfers, o to Group Retirement Plans (as defined in Appendix B to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose, o to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor, o to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more, o to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds. o to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose. The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on: o purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), o purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and o on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds. |X| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class). Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange. Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board. |X| Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows: o Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows: (1) if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or (2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the (3) spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date. o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the Board of Trustees, or (2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or (3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security. o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry. o The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry: (1) debt instruments that have a maturity of more than 397 days when issued, (2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and (3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less. o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and (2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less. o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available). In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities. The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency. Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available. When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund. How to Sell Shares The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus. Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of: o Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined. Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed. Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred. Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must (1) state the reason for the distribution; (2) state the owner's awareness of tax penalties if the distribution is premature; and (3) conform to the requirements of the plan and the Fund's other redemption requirements. Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request. Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution. Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus. Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly. The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix B to this Statement of Additional Information). By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans. |X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information. |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment. The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan. For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested. Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed. The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder. The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person. To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate. If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan. How to Exchange Shares As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048. o All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares. o Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans. o Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund. o Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds. o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares. o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares. o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund. o Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period. o Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans. Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge. Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege. Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances. |X| How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares of Cash Reserves are acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund. When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify which class of shares they wish to exchange. |X| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. |X| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests. |X| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund). When you exchange some or all of your shares from one fund to another, any special account features such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged. The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction. Dividends, Capital Gains and Taxes Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of Class A, Class B, Class C, Class N and Class Y shares. Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith. Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distributions. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders. Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis. Additional Information About the Fund The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager. The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover. The Custodian. The Bank of New York is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial. Independent Auditors. KPMG LLP is the independent auditor of the Fund. The firm audits the Fund's financial statements and performs other related audit services. KPMG LLP also acts as auditor for certain other funds advised by the Manager and its affiliates. INDEPENDENT AUDITORS' REPORT The Board of Trustees and Shareholders of Oppenheimer Trinity Core Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Trinity Core Fund, including the statement of investments, as of July 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and the period from September 1, 1999 (inception of offering) to July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Trinity Core Fund as of July 31, 2001, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and the period from September 1, 1999 (inception of offering) to July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP Denver, Colorado August 21, 2001

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                   July 31, 2001

                                                                                                                MARKET VALUE
                                                                                              SHARES            SEE NOTE 1

-------------------------------------------------------------------------------------------------------------------------
Common Stocks - 95.9%
-------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 0.4%
-------------------------------------------------------------------------------------------------------------------------
METALS - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                                                              400             $ 16,160
-------------------------------------------------------------------------------------------------------------------------
PAPER - 0.2%
-------------------------------------------------------------------------------------------------------------------------
Westvaco Corp.                                                                                  700               18,830
-------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 11.0%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                    1,800              105,354
-------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                         1,800               71,316
-------------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                                  2,000               57,760
                                                                                                           --------------
                                                                                                                 234,430
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.6%
-------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                          6,200              269,700
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries, Inc.                                             (1)                 1,200               22,608
-------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.0%
-------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                       400               25,200
-------------------------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                                            600               26,640
-------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                            400               44,752
-------------------------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                           (1)                   500               11,345
-------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                       2,800              148,960
-------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                       600               44,040
                                                                                                           --------------
                                                                                                                 300,937
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 3.0%
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 2.6%
-------------------------------------------------------------------------------------------------------------------------
Avaya, Inc.                                                               (1)                 1,700               21,301
-------------------------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                                  1,900              102,885
-------------------------------------------------------------------------------------------------------------------------
WorldCom, Inc./WorldCom Group                                             (1)                 5,300               74,200
                                                                                                           --------------
                                                                                                                 198,386
-------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.4%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                                        600               27,018
-------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 11.9%
-------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 3.0%
-------------------------------------------------------------------------------------------------------------------------
Centex Corp.                                                                                    400               18,816
-------------------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                                                                3,010               76,665
-------------------------------------------------------------------------------------------------------------------------
General Motors Corp.                                                                          1,500               95,400
-------------------------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                                                          400               32,240
                                                                                                           --------------
                                                                                                                 223,121
-------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Fluor Corp.                                                                                     500               19,765
-------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                             500               43,685
                                                                                                           --------------
                                                                                                                  63,450
-------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.1%
-------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           100                5,161
-------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.                                                                           2,200               26,642
-------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                           1,000               47,750
                                                                                                           --------------
                                                                                                                  79,553
-------------------------------------------------------------------------------------------------------------------------
MEDIA - 0.7%
-------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Inc.                                                                               900               55,233
9 Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                                MARKET VALUE
                                                                                              SHARES            SEE NOTE 1

-------------------------------------------------------------------------------------------------------------------------
Retail:  General - 2.8%
-------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                              (1)                   200             $ 11,456
-------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                         3,500              195,650
                                                                                                           --------------
                                                                                                                 207,106
-------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 3.2%
-------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                              2,400              120,888
-------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                             2,400               91,632
-------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc.                                                        (1)                 2,100               26,922
                                                                                                           --------------
                                                                                                                 239,442
-------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.3%
-------------------------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc.                                                                             500               26,575
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 12.0%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 4.8%
-------------------------------------------------------------------------------------------------------------------------
Adolph Coors Co., Cl. B                                                                         300               15,087
-------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                                                     2,200               95,282
-------------------------------------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                                                       400               27,332
-------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                                           3,000              133,800
-------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                 1,900               88,597
                                                                                                           --------------
                                                                                                                 360,098
-------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.0%
-------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special                                              (1)                 2,000               76,060
-------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Disney (Walt) Co.                                                                             3,000               79,050
-------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                       (1)                 1,900               94,620
                                                                                                           --------------
                                                                                                                 173,670
-------------------------------------------------------------------------------------------------------------------------
FOOD - 1.2%
-------------------------------------------------------------------------------------------------------------------------
Hershey Foods Corp.                                                                             300               18,108
-------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                                                                   2,600               69,784
                                                                                                           --------------
                                                                                                                  87,892
-------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.8%
-------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                     1,300               46,813
-------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                                    400               13,480
                                                                                                           --------------
                                                                                                                  60,293
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                          1,300               79,053
-------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                            900               63,918
                                                                                                           --------------
                                                                                                                 142,971
-------------------------------------------------------------------------------------------------------------------------
ENERGY - 7.1%
-------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 4.8%
-------------------------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp.                                                                        900               51,120
-------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                    400               20,780
-------------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                                      700               30,275
-------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                   800               73,112
-------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                                             3,400              141,984
-------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                    1,100               30,404
-------------------------------------------------------------------------------------------------------------------------
USX-Marathon Group, Inc.                                                                        400               11,868
                                                                                                           --------------
                                                                                                                 359,543
-------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 2.3%
-------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                          3,000              174,000
10 Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                                MARKET VALUE
                                                                                              SHARES            SEE NOTE 1

-------------------------------------------------------------------------------------------------------------------------
Financial - 15.7%
-------------------------------------------------------------------------------------------------------------------------
BANKS - 3.8%
-------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                              1,600             $ 71,776
-------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                       2,700              116,910
-------------------------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                                                  4,200               99,708
                                                                                                           --------------
                                                                                                                 288,394
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 8.1%
-------------------------------------------------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                                                     600               34,524
-------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                          2,200               88,726
-------------------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                                     800               51,416
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                               2,000              100,420
-------------------------------------------------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                                                             500               21,655
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                      800               66,600
-------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                     500               34,220
-------------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                                    2,600               92,040
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                     1,200               65,088
-------------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                        3,400               50,966
                                                                                                           --------------
                                                                                                                 605,655
-------------------------------------------------------------------------------------------------------------------------
INSURANCE - 2.9%
-------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                            1,600              133,200
-------------------------------------------------------------------------------------------------------------------------
Cigna Corp.                                                                                     700               70,217
-------------------------------------------------------------------------------------------------------------------------
Loews Corp.                                                                                     200               11,352
                                                                                                           --------------
                                                                                                                 214,769
-------------------------------------------------------------------------------------------------------------------------
SAVINGS & LOANS - 0.9%
-------------------------------------------------------------------------------------------------------------------------
Washington Mutual, Inc.                                                                       1,600               64,832
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 12.2%
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 11.4%
-------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                  2,000              120,620
-------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                                 (1)                   800               62,840
-------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                               600               32,460
-------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) & Co.                                                                               700               55,496
-------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                             2,700              183,546
-------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                  5,275              217,435
-------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                               2,500              111,550
-------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                      1,100               74,162
                                                                                                           --------------
                                                                                                                 858,109
-------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.8%
-------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                    1,200               59,760
-------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 18.5%
-------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 2.9%
-------------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                                 (1)                   400                7,888
-------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                         1,700              178,857
-------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A                                        (1)                   300               13,716
-------------------------------------------------------------------------------------------------------------------------
NCR Corp.                                                                 (1)                   500               19,680
                                                                                                           --------------
                                                                                                                 220,141
-------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 1.4%
-------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                              1,200               83,184
-------------------------------------------------------------------------------------------------------------------------
Unisys Corp.                                                              (1)                 2,200               25,190
                                                                                                           --------------
                                                                                                                 108,374
11 Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                              MARKET VALUE
                                                                                              SHARES          SEE NOTE 1

-------------------------------------------------------------------------------------------------------------------------
Computer Software - 9.2%
-------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                     (1)                 2,100           $   95,445
-------------------------------------------------------------------------------------------------------------------------
BMC Software, Inc.                                                        (1)                   800               16,000
-------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                       2,100               72,408
-------------------------------------------------------------------------------------------------------------------------
Computer Sciences Corp.                                                   (1)                   700               25,277
-------------------------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                                                 1,400               89,390
-------------------------------------------------------------------------------------------------------------------------
Intuit, Inc.                                                              (1)                   600               20,628
-------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           (1)                 4,700              311,093
-------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                              (1)                 2,400               43,392
-------------------------------------------------------------------------------------------------------------------------
Parametric Technology Corp.                                               (1)                 1,700               16,099
                                                                                                           --------------
                                                                                                                 689,732
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 1.9%
-------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                       (1)                 1,400               26,908
-------------------------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                                                                     3,000               20,100
-------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.                                                                           600                4,770
-------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                            (1)                   800               50,584
-------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                                                        800               20,360
-------------------------------------------------------------------------------------------------------------------------
Tellabs, Inc.                                                             (1)                 1,200               19,764
                                                                                                           --------------
                                                                                                                 142,486
-------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 3.1%
-------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                              (1)                 1,700               31,042
-------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                   2,500               74,525
-------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                                        (1)                 1,200               11,088
-------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                           (1)                 1,200               55,404
-------------------------------------------------------------------------------------------------------------------------
QLogic Corp.                                                              (1)                   500               19,205
-------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.                                                     (1)                 1,400               31,920
-------------------------------------------------------------------------------------------------------------------------
Vitesse Semiconductor Corp.                                               (1)                   700               13,853
                                                                                                           --------------
                                                                                                                 237,037
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.3%
-------------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.1%
-------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                             100                5,369
-------------------------------------------------------------------------------------------------------------------------
SHIPPING - 0.2%
-------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                               (1)                   300               12,411
-------------------------------------------------------------------------------------------------------------------------
UTILITIES - 3.8%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp.                                                             (1)                 1,100               39,589
-------------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                                 1,100               33,990
-------------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                             2,400               92,664
-------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                            800               25,200
-------------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                             2,200               59,268
                                                                                                           --------------
                                                                                                                 250,711
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.5%
-------------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                                   100                5,175
-------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                 1,228               31,167
                                                                                                           --------------
                                                                                                                  36,342
                                                                                                           --------------
Total Common Stocks (Cost $7,344,935)                                                                          7,211,198
12 Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                           PRINCIPAL          MARKET VALUE
                                                                                           AMOUNT             SEE NOTE 1

-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 3.3%
-------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 3.87%,
dated 7/31/01, to be repurchased at $251,027 on 8/1/01,
collateralized by Federal National Mortgage Assn.,
6%--8.50%, 10/1/28--8/1/31, with a value of $256,598
(Cost $251,000)                                                                            $251,000           $  251,000

-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,595,935)                                                  99.2%           7,462,198
-------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                 0.8               57,107
                                                                                       -------------          -----------

NET ASSETS                                                                                    100.0%          $7,519,305
                                                                                       =============          ===========
1. Non-income-producing security. See accompanying Notes to Financial Statements. 13 Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                                           July 31, 2001

----------------------------------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (cost $7,595,935) - see accompanying statement                                             $7,462,198
----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     83
----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                     49,040
Shares of beneficial interest sold                                                                                   15,036
Interest and dividends                                                                                                3,726
Other                                                                                                                   340
                                                                                                        --------------------
Total assets                                                                                                      7,530,423

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Legal, auditing and other professional fees                                                                           7,827
Trustees' compensation                                                                                                1,583
Distribution and service plan fees                                                                                      951
Transfer and shareholder servicing agent fees                                                                           296
Other                                                                                                                   461
                                                                                                        --------------------
Total liabilities                                                                                                    11,118

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                       $7,519,305
                                                                                                        ====================

----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                  $8,547,294
----------------------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment loss                                                                    (794)
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                    (893,458)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                          (133,737)
                                                                                                        --------------------
NET ASSETS                                                                                                       $7,519,305
                                                                                                        ====================
14 Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Continued)

----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:

Net asset value and redemption price per share (based on net assets of
$4,736,818 and 539,674 shares of beneficial interest outstanding)                                                     $8.78
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $9.32

----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,434,194
and 166,186 shares of beneficial interest outstanding)                                                                $8.63

----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,261,755
and 145,819 shares of beneficial interest outstanding)                                                                $8.65

----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred
sales charge) and offering price per share (based on net assets of $980                                               $8.75
and 112 shares of beneficial interest outstanding)

----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $85,558 and 9,517 shares of beneficial interest outstanding)                                            $8.99
See accompanying Notes to Financial Statements. 15 Oppenheimer Trinity Core Fund

-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                                  For the Year Ended July 31, 2001

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Dividends (net of foreign withholding taxes of $547)                                                                $86,355
----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                             14,810
                                                                                                        --------------------
Total income                                                                                                        101,165

----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                      59,463
----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                               6,720
Class B                                                                                                              13,856
Class C                                                                                                              12,131
----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                              14,284
Class B                                                                                                               4,169
Class C                                                                                                               3,863
Class N                                                                                                                   2
Class Y                                                                                                                  54
----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                          23,546
----------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                  11,040
----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                1,832
----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                             169
----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                 4,568
                                                                                                        --------------------
Total expenses                                                                                                      155,697
Less reduction to custodian expenses                                                                                   (169)
                                                                                                        --------------------
Net expenses                                                                                                        155,528

----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                 (54,363)

----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                            (852,034)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                (414,078)
                                                                                                        --------------------
Net realized and unrealized gain (loss)                                                                          (1,266,112)

----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            ($1,320,475)
                                                                                                        ====================
See accompanying Notes to Financial Statements. 16 Oppenheimer Trinity Core Fund

----------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          YEAR ENDED             PERIOD ENDED
                                                                                          JULY 31, 2001          JULY 31, 2000(1)

----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                ($54,363)                  $118
----------------------------------------------------------------------------------------------------------------------------

Net realized gain (loss)                                                                    (852,034)               (41,424)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                        (414,078)               280,341
                                                                                ---------------------   --------------------
Net increase (decrease) in net assets resulting from operations                           (1,320,475)               239,035

----------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A                                                                                                      --        (111)
Class B                                                                                                      --          (6)
Class C                                                                                                      --          --
Class N                                                                                                      --          --
Class Y                                                                                                      --          (1)
----------------------------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                                                      --      (4,165)
Class B                                                                                                      --        (216)
Class C                                                                                                      --          --
Class N                                                                                                      --          --
Class Y                                                                                                      --          (2)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                     (380,294)             5,635,003
Class B                                                                                      546,688              1,132,147
Class C                                                                                      480,795                963,415
Class N                                                                                        1,000                     --
Class Y                                                                                      123,492                     --

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                                   (548,794)             7,965,099
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                        8,068,099                103,000 (2)
                                                                                ---------------------   --------------------
End of period [including undistributed (overdistributed) net investment
loss of $794 for the year ended July 31, 2001]                                            $7,519,305             $8,068,099
                                                                                =====================   ====================
1. For the period from September 1, 1999 (inception of offering) to July 31, 2000. 2. Reflects the value of the Manager's initial seed money investment at August 18, 1999. See accompanying Notes to Financial Statements. 17 Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                          CLASS A
                                                          -------------------------
                                                          YEAR ENDED JULY 31,
                                                          2001         2000(1)

------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                      $10.30       $10.00
------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                (.04)         .02
Net realized and unrealized gain (loss)                    (1.48)         .30
                                                     ------------   ----------
Total income (loss) from investment operations             (1.52)         .32
------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                          --           -- (2)
Dividends in excess of net investment income                  --         (.02)
                                                     ------------   ----------
Total dividends and/or distributions
to shareholders                                               --         (.02)
------------------------------------------------------------------------------
Net asset value, end of period                             $8.78       $10.30
                                                     ============   ==========

------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                       (14.76)%       3.18%
------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $4,737       $5,918
------------------------------------------------------------------------------
Average net assets (in thousands)                         $5,173       $3,959
------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income (loss)                               (0.40)%      0.14%
Expenses                                                    1.68%       1.46%
Expenses, net of reduction to custodian expenses             N/A        1.41%
------------------------------------------------------------------------------
Portfolio turnover rate                                      164%        195%
1. For the period from September 1, 1999 (inception of offering) to July 31, 2000. 2. Less than $0.005 per share.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements. 18 Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                           CLASS B
                                                           ----------------------------
                                                           YEAR ENDED JULY 31,
                                                           2001           2000 (1)

---------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                       $10.22         $10.00
---------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                          (.10)          (.02)
Net realized and unrealized gain (loss)                     (1.49)           .25
                                                     -------------   ------------
Total income (loss) from investment operations              (1.59)           .23
---------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           --             -- (2)
Dividends in excess of net investment income                   --           (.01)
                                                     -------------   ------------
Total dividends and/or distributions
to shareholders                                                --           (.01)
---------------------------------------------------------------------------------
Net asset value, end of period                              $8.63         $10.22
                                                     =============   ============

---------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                        (15.56)%        2.31%
---------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $1,434         $1,160
---------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,388          $ 386
---------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                         (1.32)%        (0.73)%
Expenses                                                     2.57%          2.33%
Expenses, net of reduction to custodian expenses              N/A           2.28%
---------------------------------------------------------------------------------
Portfolio turnover rate                                       164%           195%
1. For the period from September 1, 1999 (inception of offering) to July 31, 2000. 2. Less than $0.005 per share.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements. 19 Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                  CLASS C
                                                                 ---------------------------------------
                                                                 YEAR ENDED JULY 31,
                                                                 2001                 2000(1)

---------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                             $10.24               $10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.10)                (.03)
Net realized and unrealized gain (loss)                           (1.49)                 .27
                                                      ------------------    -----------------
Total income (loss) from investment operations                    (1.59)                 .24
---------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --                   --(2)
Dividends in excess of net investment income                         --                   --
                                                      ------------------    -----------------
Total dividends and/or distributions
to shareholders                                                      --                   --
---------------------------------------------------------------------------------------------
Net asset value, end of period                                    $8.65               $10.24
                                                      ==================    =================

---------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                              (15.53)%              2.40%
---------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                         $1,262                 $989
---------------------------------------------------------------------------------------------
Average net assets (in thousands)                                $1,215                 $322
---------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                               (1.29)%              (0.73)%
Expenses                                                           2.59%                2.33%
Expenses, net of reduction to custodian expenses                    N/A                 2.28%
---------------------------------------------------------------------------------------------
Portfolio turnover rate                                             164%                 195%
1. For the period from September 1, 1999 (inception of offering) to July 31, 2000. 2. Less than $0.005 per share.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements. 20 Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                  CLASS N
                                                                  ------------------
                                                                  PERIOD ENDED
                                                                  JULY 31, 2001 (1)

------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                              $8.89
------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                (.05)
Net realized and unrealized gain (loss)                            (.09)
                                                      ------------------
Total income (loss) from investment operations                     (.14)
------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                 --
Dividends in excess of net investment income                         --
                                                      ------------------
Total dividends and/or distributions
to shareholders                                                      --
------------------------------------------------------------------------
Net asset value, end of period                                    $8.75
                                                      ==================

------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(2)                                (1.58)%
------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                             $1
------------------------------------------------------------------------
Average net assets (in thousands)                                    $1
------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                               (1.43)%
Expenses                                                           1.75%
Expenses, net of reduction to custodian expenses                    N/A
------------------------------------------------------------------------
Portfolio turnover rate                                            164%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements. 21 Oppenheimer Trinity Core Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
                                                                CLASS Y
                                                                ---------------------------------------
                                                                YEAR ENDED JULY 31,
                                                                2001                 2000 (1)

--------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                            $10.30               $10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                                      (.02)                 .05
Net realized and unrealized gain (loss)                          (1.29)                 .28
                                                     ------------------   ------------------
Total income (loss) from investment operations                   (1.31)                 .33
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                --                   -- (2)
Dividends in excess of net investment income                        --                 (.03)
                                                     ------------------   ------------------
Total dividends and/or distributions
to shareholders                                                     --                 (.03)
--------------------------------------------------------------------------------------------
Net asset value, end of period                                   $8.99               $10.30
                                                     ==================   ==================

--------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                               (12.72)%              3.26%
--------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                           $86                   $1
--------------------------------------------------------------------------------------------
Average net assets (in thousands)                                 $160                   $1
--------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                            0.07%                0.26%
Expenses                                                         1.30%                1.34%
Expenses, net of reduction to custodian expenses                   N/A                1.29%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                                           164%                 195%
1. For the period from September 1, 1999 (inception of offering) to July 31, 2000. 2. Less than $0.005 per share.

3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements. 22 Oppenheimer Trinity Core Fund NOTES TO FINANCIAL STATEMENTS 1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Trinity Core Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, an open-end management investment company. The Fund’s investment objective is to seek long-term growth of capital. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

As of July 31, 2001, the Fund had available for federal income tax purposes unused capital loss carryovers as follows:

EXPIRING

__________ 2008 $ 41,424 2009 111,626 ----------------- Total $ 153,050 ================= 23 Oppenheimer Trinity Core Fund NOTES TO FINANCIAL STATEMENTS (Continued) 1. SIGNIFICANT ACCOUNTING POLICIES (continued)

TRUSTEES’ COMPENSATION The Fund has adopted an unfunded retirement plan for the Fund’s independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended July 31, 2001, the Fund’s projected benefit obligations were increased by $794, resulting in an accumulated liability of $794 as of July 31, 2001.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $53,569. Undistributed net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.

INVESTMENT INCOME Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

OTHER The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

24 Oppenheimer Trinity Core Fund NOTES TO FINANCIAL STATEMENTS (Continued) 2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                    YEAR ENDED JULY 31, 2001(1)            PERIOD ENDED JULY 31, 2000(2)
                                              -----------------------------------  ------------------------------------
                                                      SHARES              AMOUNT            SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------------

CLASS A
Sold                                                 336,660         $ 3,156,806           609,011          $6,086,888
Dividends and/or distributions reinvested                 --                  --                60                 591
Redeemed                                            (371,783)         (3,537,100)          (44,274)           (452,476)
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                              (35,123)        $  (380,294)          564,797          $5,635,003
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                 172,823         $ 1,659,199           144,748          $1,443,834
Dividends and/or distributions reinvested                 --                  --                23                 221
Redeemed                                            (120,188)         (1,112,511)          (31,320)           (311,908)
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                               52,635         $   546,688           113,451          $1,132,147
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                 131,127         $ 1,244,952           102,346          $1,021,691
Dividends and/or distributions reinvested                 --                  --                --                  --
Redeemed                                             (81,907)           (764,157)           (5,847)            (58,276)
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                               49,220         $   480,795            96,499          $  963,415
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                     112         $     1,000                --          $       --
Dividends and/or distributions reinvested                 --                  --                --                  --
Redeemed                                                  --                  --                --                  --
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                                  112         $     1,000                --          $       --
                                              ===============  ==================  ================  ==================

-----------------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                  39,211         $   389,874                --           $      --
Dividends and/or distributions reinvested                 --                  --                --                  --
Redeemed                                             (29,794)           (266,382)               --                  --
                                              ---------------  ------------------  ----------------  ------------------
Net increase (decrease)                                9,417         $  123,492                 --          $       --
                                              ===============  ==================  ================  ==================
(1)	For the year ended July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.

        (2) For the period from September 1, 1999 (inception of offering) to July 31, 2000.

25 Oppenheimer Trinity Core Fund NOTES TO FINANCIAL STATEMENTS (Continued) 3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2001, were $13,290,451 and $12,407,815, respectively.

As of July 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $7,595,935 was:

Gross unrealized appreciation $ 467,900 Gross unrealized depreciation (601,637) -------------------- Net unrealized appreciation (depreciation) $ (133,737) ==================== 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund’s management fee for the year ended July 31, 2001 was an annualized rate of 0.75%.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.

SUB-ADVISOR FEES The Manager pays Trinity Investment Management Corporation (the Sub-Advisor) based on the fee schedule set forth in the Prospectus. For the year ended July 31, 2001, the Manager paid $19,909 to the Sub-Advisor.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor’s Agreement with the Manager, the Distributor acts as the Fund’s principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
YEAR ENDED        AGGREGATE      CLASS A           COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                  FRONT-END      FRONT-END SALES   CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                  SALES          CHARGES           ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                  CHARGES ON     RETAINED BY       DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                  CLASS A        DISTRIBUTOR                                          DISTRIBUTOR(1)
                  SHARES
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------

July 31, 2001     $33,260        $5,965            $15,801          $24,148           $9,720          $--
----------------- -------------- ----------------- ---------------- ----------------- --------------- ----------------
(1)	The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
YEAR ENDED          CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR

------------------- ---------------------- ----------------------- ----------------------- ------------------------
July 31, 2001       $--                    $3,170                  $1,848                  $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------
26 Oppenheimer Trinity Core Fund NOTES TO FINANCIAL STATEMENTS (Continued)

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued) The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended July 31, 2001, payments under the Class A plan totaled $6,720, all of which were paid by the Distributor to recipients, and included $574 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor’s distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor’s actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE YEAR ENDED JULY 31, 2001, WERE
AS FOLLOWS:
-----------------------------------------------------------------------------------------------------------
                                                                                    DISTRIBUTOR'S AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS

------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $13,856            $12,350         $48,260                      3.36%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN         12,131              9,656          17,699                      1.40
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN             --                 --              --                        --
------------------- ------------------ --------------- ---------------------------- -----------------------
27 Oppenheimer Trinity Core Fund NOTES TO FINANCIAL STATEMENTS (Continued) 5. BANK BORROWINGS

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the year ended or at July 31, 2001. 28 Oppenheimer Trinity Core Fund 29 Oppenheimer Trinity Core Fund A-1 Appendix A S&P 500 Index 11 Economic Sectors, 34 Industry Groups Basic Materials Miscellaneous Chemicals Miscellaneous Forest Products Metals Consumer Staples Technology Food/Bev/Tobacco Computer Hardware Household Products Computer Software Food & Drug Retail Electronics Health Care Consumer Cyclicals Drugs Retail/Merchandise Hospital/Hospital Supply Entertainment Building Materials Lodging & Restaurant Publishing Transportation Consumer Durables Automotive Retail/Clothing Transportation Auto Parts Capital Goods Finance Electric Equipment Consumer Finance Aerospace Money Center Banks Machinery Insurance Regional Banks Energy Utilities Integrated Oils Telephones Oil Products/Svcs Electric Utilities Gas & Water B-13 Appendix B OppenheimerFunds Special Sales Charge Arrangements and Waivers -------------------------------------------------------------- In certain cases, the initial sales charge that applies to purchases of Class A shares3 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.4 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds. For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: 1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, 2) non-qualified deferred compensation plans, 3) employee benefit plans5 4) Group Retirement Plans6 5) 403(b)(7) custodial plan accounts 6) Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager"). Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request. I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases ------------------------------------------------------------------------------ Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies). There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."7 This waiver provision applies to: |_| Purchases of Class A shares aggregating $1 million or more. |_| Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more. |_| Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made: 1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or 2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases. |_| Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements: 1) The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments"). 2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments. 3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager). |_| Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001. II. Waivers of Class A Sales Charges of Oppenheimer Funds ------------------------------------------------------------------------------ A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases): |_| The Manager or its affiliates. |_| Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included. |_| Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose. |_| Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees. |_| Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children). |_| Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares. |_| Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients. |_| "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases. |_| Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares. |_| Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons. |_| Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts. |_| A unit investment trust that has entered into an appropriate agreement with the Distributor. |_| Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services. |-| Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases. |_| A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995. |_| A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996. B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases): |_| Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party. |_| Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor. |_| Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver. |_| Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series. |_| Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor. C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases: |_| To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually. |_| Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus). |_| For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established. 2) To return excess contributions. 3) To return contributions made due to a mistake of fact. 4) Hardship withdrawals, as defined in the plan.8 5) Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code. 6) To meet the minimum distribution requirements of the Internal Revenue Code. 7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. 8) For loans to participants or beneficiaries. 9) Separation from service.9 10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor. 11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA. |_| For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver. |_| For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor. |_| For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor. III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds -------------------------------------------------------------------------------- The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below. A. Waivers for Redemptions in Certain Cases. The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases: |_| Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the applicable Prospectus. |_| Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration. |_| Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver. |_| Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch. |_| Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose. |_| Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds. |_| Distributions10 from Retirement Plans or other employee benefit plans for any of the following purposes: 1) Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund. 2) To return excess contributions made to a participant's account. 3) To return contributions made due to a mistake of fact. 4) To make hardship withdrawals, as defined in the plan.11 5) To make distributions required under a Qualified Domestic Relations Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code. 6) To meet the minimum distribution requirements of the Internal Revenue Code. 7) To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code. 8) For loans to participants or beneficiaries.12 9) On account of the participant's separation from service.13 10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor. 11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA. 12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually. 13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually. 14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver. |_| Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually. B. Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: |_| Shares sold to the Manager or its affiliates. |_| Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose. |_| Shares issued in plans of reorganization to which the Fund is a party. |_| Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees. IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds ------------------------------------------------------------------------------ The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include: Oppenheimer Quest Value Fund, Inc. Oppenheimer Small Cap Value Fund Oppenheimer Quest Balanced Value Fund Oppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Opportunity Value Fund These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on November 24, 1995: Quest for Value U.S. Government Income Fund Quest for Value New York Tax-Exempt Fund Quest for Value Investment Quality Income Fund Quest for Value National Tax-Exempt Fund Quest for Value Global Income Fund Quest for Value California Tax-Exempt Fund All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds." The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an Oppenheimer fund that are either: |_| acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or |_| purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995. A. Reductions or Waivers of Class A Sales Charges. |X| Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders. Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. -------------------------------------------------------------------------------- Initial Sales Initial Sales Charge Concession as Number of Eligible Charge as a % of as a % of Net Amount % of Offering Employees or Members Offering Price Invested Price -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 9 or Fewer 2.50% 2.56% 2.00% -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- At least 10 but not 2.00% 2.04% 1.60% more than 49 -------------------------------------------------------------------------------- ------------------------------------------------------------------------------ For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus. Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor. |X| Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges: o Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds. o Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds. |X| Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund: Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law. B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers. |X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with: o withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts. |X| Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: o redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); o withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption. V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc. ------------------------------------------------------------------------------ The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section): Oppenheimer U. S. Government Trust, Oppenheimer Bond Fund, Oppenheimer Value Fund and Oppenheimer Disciplined Allocation Fund are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds: Connecticut Mutual Liquid Account Connecticut Mutual Total Return Account Connecticut Mutual Government Securities Account CMIA LifeSpan Capital Appreciation Account Connecticut Mutual Income Account CMIA LifeSpan Balanced Account Connecticut Mutual Growth Account CMIA Diversified Income Account A. Prior Class A CDSC and Class A Sales Charge Waivers. |X| Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first). Those shareholders who are eligible for the prior Class A CDSC are: 1) persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and 2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC. |X| Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares: 1) any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged; 2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more; 3) Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families; 4) employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies; 5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and 6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS. Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above. Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund. B. Class A and Class B Contingent Deferred Sales Charge Waivers. In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996: 1) by the estate of a deceased shareholder; 2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code; 3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans; 4) as tax-free returns of excess contributions to such retirement or employee benefit plans; 5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company; 6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction; 7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund; 8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or 9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund. VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc. ------------------------------------------------------------------------------ Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%. VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund ------------------------------------------------------------------------------ Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge: |_| the Manager and its affiliates, |_| present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees, |_| registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose, |_| dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees, |_| employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications, |_| dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and |_| dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services. 14 Oppenheimer Trinity Core FundSM Internet Web Site: www.oppenheimerfunds.com ------------------------ Investment Advisor OppenheimerFunds, Inc. 498 Seventh Avenue New York, New York 10018 Sub-Advisor Trinity Investment Management Corporation 301 North Spring Street Bellefonte, Pennsylvania 16823 Distributor OppenheimerFunds Distributor, Inc. 498 Seventh Avenue New York, New York 10018 Transfer Agent OppenheimerFunds Services P.O. Box 5270 Denver, Colorado 80217 1.800.525.7048 Custodian Bank The Bank of New York One Wall Street New York, New York 10015 Independent Auditors KPMG LLP 707 Seventeenth Street Denver, Colorado 80202 Legal Counsel Mayer, Brown & Platt 1675 Broadway New York, New York 10019 1234 PX0211.1101 OPPENHEIMER TRINITY CORE FUND FORM N-1A PART C OTHER INFORMATION Item 23. Exhibits (a) (i) Declaration of Trust dated 5/6/99: Filed with initial registration statement, 5/28/99, and incorporated herein by reference. (ii) Amendment Number 1 dated 10/12/00 to the Declaration of Trust dated 5/6/99: Filed herewith. (b) Amended and Restated By-Laws dated 12/14/00: Filed herewith. (c) (i) Specimen Class A Share Certificate: Filed herewith. (ii) Specimen Class B Share Certificate: Filed herewith. (iii) Specimen Class C Share Certificate: Filed herewith. (iv) Specimen Class N Share Certificate: Filed herewith. (v) Specimen Class Y Share Certificate: Filed herewith. (d) (i) Investment Advisory Agreement dated 8/16/99: Filed with Registrant's Pre-Effective Amendment No. 2, 8/25/99, and incorporated herein by reference. (ii) Subadvisory Agreement dated 8/16/99: Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference. (e) (i) General Distributor's Agreement dated 8/16/99: Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference. (ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference. (iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference. Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference. Form of Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference. Form of Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference. (f) (i) Amended and Reinstated Retirement Plan for Non-Interested Trustees or Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. . 2-82590), 10/25/01, and incorporated herein by reference. (ii) Form of Deferred Compensation Plan for Disinterested Trustees/Directors: Filed with Post-Effective Amendment No. 26 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/28/98, and incorporated by reference. (g) (i) Custody Agreement dated 8/5/99 Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference. (ii) Amended and Restated Foreign Custody Manager Agreement dated 4/3/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference. (iii) Amendment dated 4/3/01 to Custody Agreement dated 11/12/92: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590), 10/25/01, and incorporated herein by reference. (h) Not applicable. (i) Opinion and Consent of Counsel: Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference. (j) Independent Auditors Consent: Filed herewith. (k) Not applicable. (l) Investment Letter from OppenheimerFunds, Inc. to Registrant: Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference. (m) (i) Service Plan and Agreement for Class A shares dated 8/16/99: Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference. (ii) Distribution and Service Plan and Agreement for Class B shares dated 8/16/99: Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference. (iii) Distribution and Service Plan and Agreement for Class C shares dated 8/16/99: Filed with Registrant's Pre-Effective Amendment No 2, 8/25/99, and incorporated herein by reference. (iv) Distribution and Service Plan and Agreement for Class N shares dated 10/12/00: Filed herewith. (n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 March 18, 1996 and updated through 8/21/01: Previously filed with Post-Effective Amendment No. 20 to the Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223), 9/27/01, and incorporated herein by reference. (o) Powers of Attorney for all Trustees/Directors and Officers except for John Murphy (including Certified Board Resolutions): Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 10/5/00, and incorporated herein by reference. (i) Power of Attorney for John Murphy (including Certified Board Resolution): Previously filed with Post-Effective Amendment No. 45 to the Registration Statement of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 10/22/01, and incorporated herein by reference. Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 1, 2000 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of Oppenheimer Emerging Growth Fund (Reg. No. 333-44176), 8/21/00, and incorporated herein by reference. Item 24. - Persons Controlled by or Under Common Control with the Fund ---------------------------------------------------------------------- None. Item 25. - Indemnification -------------------------- Reference is made to the provisions of Article Seven of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue. Item 26. - Business and Other Connections of the Investment Adviser (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below. (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee. Name and Current Position with OppenheimerFunds, Inc. --------------------------- Other Business and Connections ------------------------------- During the Past Two Years ------------------------- Timothy L. Abbuhl, Assistant Vice President None. Amy B. Adamshick, Vice President Formerly at Scudder Kemper Investments (July 1998 - May 2000) Charles E. Albers, Senior Vice President None. Edward J. Amberger, Assistant Vice President None. Janette Aprilante, Assistant Vice President None. Hany S. Ayad, Assistant Vice President None. Victor W. Babin, Senior Vice President None. Bruce L. Bartlett, Senior Vice President None. Victoria Baska, Assistant Vice President None. George Batejan, Executive Vice President/ Chief Information Officer None. Kevin Baum, Assistant Vice President None. Connie Bechtolt, Assistant Vice President None. Kathleen Beichert, Vice President None. Rajeev Bhaman, Vice President None. Mark Binning, Assistant Vice President None. Robert J. Bishop, Vice President None. John R. Blomfield, Vice President None. Chad Boll, Assistant Vice President None Lowell Scott Brooks, Vice President None. Scott Burroughs Vice President None. Adele A. Campbell, Assistant Vice President & Assistant Treasurer: Rochester Division None. Michael A. Carbuto, Vice President None Peter V. Cocuzza, Vice President None. Julie C. Cusker, Assistant Vice President: Rochester Division None. O. Leonard Darling, Vice Chairman, Executive Vice President and Chief Investment Officer and Director Chairman of the Board and a director (since June 1999) and Senior Managing Director (since December 1998) of HarbourView Asset Management Corporation; a director (since July 2001) of Oppenheimer Acquisition Corp.; a director (since March 2000) of OFI Private Investments, Inc.; Chairman of the Board, Senior Managing Director and director (since February 2001) of OAM Institutional, Inc.; Trustee (since 1993) of Awhtolia College - Greece. John M. Davis, Assistant Vice President None. Robert A. Densen, Senior Vice President None. Ruggero de'Rossi, Vice President Formerly, Chief Strategist at ING Barings (July 1998 - March 2000). Craig P. Dinsell, Executive Vice President None. Randall C. Dishmon, Assistant Vice President None. Steven D. Dombrower, Vice President None. Bruce C. Dunbar, Vice President None. Richard Edmiston, Assistant Vice President None. Daniel R. Engstrom, Assistant Vice President None. Armand B. Erpf, Assistant Vice President None. George R. Evans, Vice President None. Edward N. Everett, Assistant Vice President None. George Fahey, Vice President None. Leslie A. Falconio, Vice President None. Scott T. Farrar, Vice President Assistant Treasurer of Oppenheimer Millennium Funds plc; an officer of other Oppenheimer funds. Katherine P. Feld, Vice President, Senior Counsel and Secretary Vice President and Secretary of OppenheimerFunds, Distributor, Inc.; Secretary and Director of Centennial Asset Management Corporation; Vice President and Secretary of Oppenheimer Real Asset Management, Inc.; Secretary of HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings, Inc., Shareholder Financial Services, Inc., Shareholder Services, Inc., OFI Private Investments, Inc. and OAM Institutional, Inc. Ronald H. Fielding, Senior Vice President; Chairman: Rochester Division Director of ICI Mutual Insurance Company; Governor of St. John's College; Director of International Museum of Photography at George Eastman House; an officer and/or portfolio manager of certain Oppenheimer funds. P. Lyman Foster, Senior Vice President Formerly, Vice President of Prudential Investments (August 1999-April 2000). David J. Foxhoven, Assistant Vice President None. Colleen M. Franca, Assistant Vice President None. Crystal French, Vice President None. Dan P. Gangemi, Vice President None. Subrata Ghose, Assistant Vice President Formerly, Equity Analyst at Fidelity Investments (1995 - March 2000). Charles W. Gilbert, Assistant Vice President None. Alan C. Gilston, Vice President None. Jill E. Glazerman, Vice President None. Paul M. Goldenberg, Vice President None. Mikhail Y. Goldverg, Vice President None. Laura Granger, Vice President Formerly, Portfolio Manager at Fortis Advisors (July 1998-October 2000). Jeremy H. Griffiths, Executive Vice President, Chief Financial Officer and Director Chief Financial Officer, Treasurer and director of Oppenheimer Acquisition Corp.; Executive Vice President of HarbourView Asset Management Corporation; President and director of OppenheimerFunds International Ltd.; President. Chief Executive Officer, Chairman of the Board and director of Oppenheimer Trust Company; director of Trinity Investment Management Corp., Secretary/Treasurer and director of OppenheimerFunds Legacy Program (a Colorado non-profit corporation); Executive Vice President of OFI Private Investments, Inc.; Executive Vice President of OAM Institutional, Inc. and a Member and Fellow of the Institute of Chartered Accountants. Robert Grill, Senior Vice President None. Robert Guy, Senior Vice President None. Robert Haley, Assistant Vice President None. Kelly Haney, Assistant Vice President None. Thomas B. Hayes, Vice President None. Dorothy F. Hirshman, Vice President None. Merryl I. Hoffman, Vice President and Senior Counsel Secretary of Oppenheimer Trust Company. Merrell I. Hora, Vice President None. Scott T. Huebl, Vice President None. Margaret Hui, Assistant Vice President Formerly Vice President - Syndications of Sanwa Bank California (January 1998 - September 1999). James G. Hyland, Assistant Vice President None. Steve P. Ilnitzki, Senior Vice President Formerly Vice President of Product Management at Ameritrade (until March 2000). Kathleen T. Ives, Vice President and Assistant Counsel None. William Jaume, Vice President Senior Vice President (since April 2000) of HarbourView Asset Management Corporation; and of OAM Institutional, Inc. (since February 2001). Frank V. Jennings, Vice President None. Lewis A. Kamman, Vice President None. Jennifer E. Kane, Assistant Vice President None. Lynn O. Keeshan, Senior Vice President None. Thomas W. Keffer, Senior Vice President None. Kristina J. Keller, Vice President None. Michael Keogh, Vice President None. Michael Kirkpatrick, Assistant Vice President None. Walter G. Konops, Assistant Vice President None. Avram D. Kornberg, Senior Vice President None. Dimitrios Kourkoulakos, Assistant Vice President. None. John S. Kowalik, Senior Vice President None. Joseph Krist, Assistant Vice President None. Christopher M. Leavy, Senior Vice President Formerly Vice President and Portfolio Manager at Morgan Stanley Investment Management (1997-September 2000). Dina C. Lee, Assistant Vice President and Assistant Counsel Formerly an attorney with Van Eck Global (until December 2000). Michael S. Levine, Vice President None. Shanquan Li, Vice President None. Mitchell J. Lindauer, Vice President and Assistant General Counsel None. Malissa B. Lischin, Assistant Vice President Formerly Associate Manager, Investment Management Analyst at Prudential (1996 - March 2000). David P. Lolli, Assistant Vice President Daniel G. Loughran Vice President: Rochester Division None. David M. Mabry, Vice President None. Steve Macchia, Vice President None. Marianne Manzolillo, Assistant Vice President Formerly, Vice President for DLJ High Yield Research Department (February 1993 - July 2000). Philip T. Masterson, Vice President and Associate Counsel None. Lisa Migan, Assistant Vice President None. Andrew J. Mika, Senior Vice President Formerly a Second Vice President for Guardian Investments (June 1990 - October 1999). Joy Milan, Vice President None. Denis R. Molleur, Vice President and Senior Counsel None. Nikolaos D. Monoyios, Vice President None. John Murphy, Chairman, Chief Executive Officer and director (since June 30, 2001) and President (since September 2000) of the Manager. President and a trustee of other Oppenheimer funds; President and a director (since July 2001) of Oppenheimer Acquisition Corp., the Manager's parent holding company, and of Oppenheimer Partnership Holdings, Inc. (since July 2001), a holding company subsidiary of the Manager; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services, Inc., transfer agent subsidiaries of the Manager; President (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real Asset Management, Inc., an investment advisor subsidiary of the Manager; President and a director (since July 2001) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director (since November 2001) of Trinity Investment Management Corp. and Tremont Advisers, Inc., investment advisory affiliates of the Manager, and of OAM Institutional, Inc. (since November 2001), an investment advisory subsidiary of the Manager, and of HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001), investment advisor subsidiaries of the Manager; formerly President and trustee (from November 1999 to November 2001) of MML Series Investment Fund and MassMutual Institutional Funds, open-end investment companies; Chief Operating Officer (September 2000 - July 2001) of the Manager; Executive Vice President of Massachusetts Mutual Life Insurance Company (from February 1997 to August 2000); a director (from 1999 to 2000) of C.M. Life Insurance Company; President, Chief Executive Officer and a director (from 1999 to 2000) of MML Bay State Life Insurance Company. Thomas J. Murray, Vice President Kenneth Nadler, Vice President None. David Negri, Senior Vice President None. Barbara Niederbrach, Assistant Vice President None. Robert A. Nowaczyk, Vice President None. Raymond C. Olson, Assistant Vice President None. Gina M. Palmieri, Vice President None. Frank J. Pavlak, Vice President None. David P. Pellegrino, Vice President None. James F. Phillips, Assistant Vice President None. Jane C. Putnam, Vice President None. Michael E. Quinn, Vice President None. Julie S. Radtke, Vice President None. Norma J. Rapini, Assistant Vice President: Rochester Division None. Thomas P. Reedy, Vice President Vice President (since April 1999) of HarbourView Asset Management Corporation. John Reinhardt, Vice President: Rochester Division None David Robertson, Senior Vice President Formerly Director of Sales & Marketing at Schroder Investment Management North America (March 1998-March 2000). Antoinette Rodriguez, Assistant Vice President None. Jeffrey S. Rosen, Vice President None. Marci B. Rossell, Vice President Formerly, manager at Deloitte & Touche LLP (until September 1999). Richard H. Rubinstein, Senior Vice President None. Lawrence E. Rudnick, Assistant Vice President None. James H. Ruff, Executive Vice President President and director of OppenheimerFunds Distributor, Inc.; Executive Vice President (since March 2000) of OFI Private Investments, Inc. Andrew Ruotolo Executive Vice President and Chief Operating Officer President and director of Shareholder Services, Inc.; formerly Chief Operations Officer for American International Group (August 1997-September 1999). Rohit Sah, Assistant Vice President None. Valerie Sanders, Vice President None. Kenneth Schlupp Vice President Assistant Vice President (since March 2000) of OFI Private Investments, Inc. Jeffrey R. Schneider, Vice President None. Ellen P. Schoenfeld, Vice President None. Allan P. Sedmak Assistant Vice President None. Jennifer L. Sexton, Vice President None. Martha A. Shapiro, Vice President None. Steven J. Sheerin, Vice President Formerly consultant with Pricewaterhouse Coopers (November 2000-May 2001) prior to which he was a Vice President of Merrill Lynch Pierce Fenner & Smith, Inc. (July 1998-October 2000). Richard A. Soper, Vice President None. Keith J. Spencer, Vice President None. Cathleen R. Stahl, Assistant Vice President Assistant Vice President & Manager of Women & Investing Program. Richard A. Stein, Vice President: Rochester Division None. Arthur P. Steinmetz, Senior Vice President None. Jayne M. Stevlingson, Vice President None. Gregory J. Stitt, Vice President None. John P. Stoma, Senior Vice President None. Deborah A. Sullivan, Assistant Vice President, Assistant Counsel Formerly, Associate General Counsel, Chief Compliance Officer, Corporate Secretary and Vice President of Winmill & Co. Inc. (formerly Bull & Bear Group, Inc.), CEF Advisers, Inc. (formerly Bull & Bear Advisers, Inc.), Investor Service Center, Inc. and Midas Management Corporation (November 1997 - March 2000). Mary Sullivan, Assistant Vice President None. Kevin L. Surrett, Assistant Vice President None. James C. Swain, Vice Chairman of the Board Chairman, CEO and Trustee, Director or Managing Partner of the Denver-based Oppenheimer Funds; formerly, President and Director of Centennial Asset Management Corporation and Chairman of the Board of Shareholder Services, Inc. Susan B. Switzer, Vice President None. Anthony A. Tanner, Vice President: Rochester Division None. Paul E. Temple, Vice President Formerly (until May 2000) Director of Product Development at Prudential. Mark S. Vandehey, Vice President None. Maureen VanNorstrand, Vice President None. Phillip F. Vottiero, Vice President None. Samuel Sloan Walker, Vice President None. Teresa M. Ward, Vice President None. Jerry A. Webman, Senior Vice President None. Christopher D. Weiler, Assistant Vice President: Rochester Division None. Barry D. Weiss, Vice President Formerly with Fitch IBCA (1996 - January 2000). Christine Wells, Vice President None. Joseph J. Welsh, Vice President None. Catherine M. White, Assistant Vice President Formerly, Assistant Vice President with Gruntal & Co. LLC (September 1998 - October 2000); member of the American Society of Pension Actuaries (ASPA) since 1995. William L. Wilby, Senior Vice President Senior Investment Officer, Director of International Equities; Senior Vice President of HarbourView Asset Management Corporation. Donna M. Winn, Senior Vice President Senior Vice President (since March 2000) of OFI Private Investments, Inc. Kenneth Winston, Senior Vice President Principal at Richards & Tierney, Inc. (until June 2001). Brian W. Wixted, Senior Vice President and Treasurer Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and of Oppenheimer Millennium Funds plc (since May 2000), of OAM Institutional, Inc. (since February 2001); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of OppenheimerFunds Legacy Program (since April 2000); an officer of other Oppenheimer funds. Carol Wolf, Senior Vice President An officer and/or portfolio manager of certain Oppenheimer funds; serves on the Board of Chinese Children Adoption International Parents Council, Supporters of Children, and the Advisory Board of Denver Children's Hospital Oncology Department. Kurt Wolfgruber, Senior Vice President Senior Investment Officer, Director of Domestic Equities; member of the Investment Product Review Committee and the Executive Committee of HarbourView Asset Management Corporation. Caleb C. Wong, Vice President None. Robert G. Zack, Senior Vice President and Secretary, Acting General Counsel , Assistant Secretary of Shareholder Services, Inc., Shareholder Financial Services, Inc., OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; an officer of other Oppenheimer funds. Jill Zachman, Assistant Vice President: Rochester Division None. Neal A. Zamore, Vice President Formerly (until May 2000) Vice President at GE Capital. Mark D. Zavanelli, Vice President None. Arthur J. Zimmer, Senior Vice President Senior Vice President (since April 1999) of HarbourView Asset Management Corporation. Susan Zimmerman, Vice President None. The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Denver-based Oppenheimer Funds and the Oppenheimer Quest /Rochester Funds, as set forth below: New York-based Oppenheimer Funds -------------------------------- Oppenheimer California Municipal Fund Oppenheimer Capital Appreciation Fund Oppenheimer Capital Preservation Fund Oppenheimer Concentrated Growth Fund Oppenheimer Developing Markets Fund Oppenheimer Discovery Fund Oppenheimer Emerging Growth Fund Oppenheimer Emerging Technologies Fund Oppenheimer Enterprise Fund Oppenheimer Europe Fund Oppenheimer Global Fund Oppenheimer Global Growth & Income Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Growth Fund Oppenheimer International Growth Fund Oppenheimer International Small Company Fund Oppenheimer Money Market Fund, Inc. Oppenheimer Multi-Sector Income Trust Oppenheimer Multi-State Municipal Trust Oppenheimer Multiple Strategies Fund Oppenheimer Municipal Bond Fund Oppenheimer New York Municipal Fund Oppenheimer Series Fund, Inc. Oppenheimer Special Value Fund Oppenheimer Trinity Core Fund Oppenheimer Trinity Large Cap Growth Fund Oppenheimer Trinity Value Fund Oppenheimer U.S. Government Trust Quest/Rochester Funds --------------------- Limited Term New York Municipal Fund Oppenheimer Convertible Securities Fund Oppenheimer MidCap Fund Oppenheimer Quest Capital Value Fund, Inc. Oppenheimer Quest For Value Funds Oppenheimer Quest Global Value Fund, Inc. Oppenheimer Quest Value Fund, Inc. Rochester Fund Municipals Denver-based Oppenheimer Funds ------------------------------ Centennial America Fund, L.P. Centennial California Tax Exempt Trust Centennial Government Trust Centennial Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt Trust Oppenheimer Cash Reserves Oppenheimer Champion Income Fund Oppenheimer Capital Income Fund Oppenheimer High Yield Fund Oppenheimer Integrity Funds Oppenheimer International Bond Fund Oppenheimer Limited-Term Government Fund Oppenheimer Main Street Opportunity Fund Oppenheimer Main Street Small Cap Fund Oppenheimer Main Street Funds, Inc. Oppenheimer Municipal Fund Oppenheimer Real Asset Fund Oppenheimer Select Managers Oppenheimer Senior Floating Rate Fund Oppenheimer Strategic Income Fund Oppenheimer Total Return Fund, Inc. Oppenheimer Variable Account Funds Panorama Series Fund, Inc. The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., Oppenheimer Acquisition Corp. and OFI Private Investments, Inc. is 498 Seventh Avenue, New York, New York 10018. The address of the New York-based Oppenheimer Funds, the Quest Funds, the Rochester-based funds, the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., and Oppenheimer Real Asset Management, Inc. is 6803 South Tucson Way, Englewood, Colorado 80112. Item 27. Principal Underwriter (a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional Funds. (b) The directors and officers of the Registrant's principal underwriter are: Name & Principal Positions & Offices Positions & Offices Business Address with Underwriter with Registrant ---------------- ---------------- --------------- Robert Agan (1) Vice President None Jason R. Bach Vice President None 3264 Winthrop Circle Marietta, GA 30067 William M. Beardsley Vice President None 1521 Arrow Wood Land Downers Grove, IL 60515 Kathleen Beichert (1) Vice President None Gabriella Bercze (2) Vice President None Douglas S. Blankenship Vice President None 17011 Woodbark Spring, TX 77379 Tracey Blinzler (1) Assistant Vice President None Christina Bourgeois (2) Assistant Vice President None L. Scott Brooks (2) Vice President None Kevin E. Brosmith Senior Vice President None 170 Phillip Court Lake Bluff, IL 60044 Jeffrey W. Bryan (2) Vice President None Susan Burton Vice President None 4127 Towne Green Circle Addison, TX 75001 Kathleen Mary Byron Vice President None 6 Dahlia Drive Irvine, CA 92618 H.C. Digby Clements Vice President None 200 Oaklane Rochester, NY 14610 Robert A. Coli Vice President None 12 White Tail Lane Bedminster, NJ 07921 William Coughlin (2) Vice President None Jill E. Crockett (2) Assistant Vice President None Jeffrey D. Damia (2) Vice President None John Davis (2) Assistant Vice President None Stephen J. Demetrovits (2) Vice President None Christopher DeSimone Vice President None 5105 Aldrich Avenue South Minneapolis, MN 55419 Michael W. Dickson Vice President None 21 Trinity Avenue Glastonbury, CT 06033 Joseph A. DiMauro Vice President None 244 McKinley Avenue Grosse Pointe Farms, MI 48236 Steven Dombrower (2) Vice President None George P. Dougherty Vice President None 4090 Redbud Circle Doylestown, PA 18901 Cliff H. Dunteman Vice President None 1196 Fieldstone Dr. Crystal Lake, IL 60014-1642 John Eiler (2) Vice President None Kent M. Elwell Vice President None 35 Crown Terrace Yardley, PA 19067 Gregg A. Everett Vice President None 7124 Trysail Circle Tampa, FL 33607 George R. Fahey Vice President None 9 Townview Court Flemington, NJ 08822 Eric C. Fallon Vice President None 10 Worth Circle Newton, MA 02458 Katherine P. Feld (2) Vice President and None Corporate Secretary Mark J. Ferro (2) Vice President None Ronald H. Fielding (3) Vice President None Patrick W. Flynn (1) Senior Vice President None John E. Forrest (2) Senior Vice President None John ("J") Fortuna (2) Vice President None P. Lyman Foster (2) Senior Vice President None Victoria Friece (1) Assistant Vice President None Luiggino J. Galleto Vice President None 10302 Riesling Court Charlotte, NC 28277 Michelle M. Gans Vice President None 2700 Polk Street, Apt. #9 San Francisco, CA 94109 Lucio Giliberti Vice President None 6 Cyndi Court Flemington, NJ 08822 Raquel Granahan (2) Vice President None Ralph Grant (2) Senior Vice President None Michael D. Guman Vice President None 3913 Pleasant Avenue Allentown, PA 18103 Tonya N. Hammet Assistant Vice President None 2612 W. Grand Reserve Circle #227 Clearwater, FL 33759 Clifford W. Heidinger Vice President None 90 Gates Street Portsmouth, NH 03801 Phillipe D. Hemery Vice President None 184 Park Avenue Rochester, NY 14607 Elyse R. Jurman Herman Vice President None 1194 Hillsboro Mile, Villa 51 Hillsboro Beach, FL 33062 Wendy G. Hetson Vice President None 4 Craig Street Jericho, NY 11753 Kristen L. Heyburn Vice President None 2315 Mimosa Drive #2 Houston, TX 77019 William E. Hortz (2) Vice President None Edward Hrybenko (2) Vice President None Brian F. Husch (2) Vice President None Richard L. Hymes (2) Vice President None Kathleen T. Ives (1) Vice President None Eric K. Johnson Vice President None 28 Oxford Avenue Mill Valley, CA 94941 Mark D. Johnson Vice President None 15792 Scenic Green Court Chesterfield, MO 63017 John S. Kavanaugh Vice President None 2 Cervantes, Apt. #301 San Francisco, CA 94123 Christina J. Keller (2) Vice President None Brian G. Kelly Vice President None 60 Larkspur Road Fairfield, CT 06430 Michael Keogh (2) Vice President None Lisa Klassen (1) Assistant Vice President None Richard Klein Senior Vice President None 4820 Fremont Avenue So. Minneapolis, MN 55409 Richard Knott (2) Vice President None Dean Kopperud (2) Senior Vice President None Brent A. Krantz Senior Vice President None P. O. Box 1313 Seahurst, WA 98062 David T. Kuzia Vice President None 9697 S. Golden Eagle Dr. Highlands, CO 80126 Tracey Lange (2) Vice President None Dawn Lind Vice President None 21 Meadow Lane Rockville Centre, NY 11570 Malissa Lischin (2) Assistant Vice President None James V. Loehle Vice President None 30 Wesley Hill Lane Warwick, NY 10990 Joseph X. Loftus (2) Assistant Vice President None John J. Lynch Vice President None 5341 Ellsworth Dallas, TX 75206 Mark Macken Vice President None 462 Lincoln Avenue Sayville, NY 11782 Michael Magee (2) Vice President None Steven C. Manns Vice President None 1941 W. Wolfram Chicago, IL 60657 Todd A. Marion Vice President None 3 St. Marks Place Cold Spring Harbor, NY 11724 David M. Martin Vice President None 10155 S. Woodrose Lane Highlands Ranch, CO 80126 LuAnn Mascia (2) Assistant Vice President None Theresa-Marie Maynier Vice President None 2421 Charlotte Drive Charlotte, NC 28203 Anthony P. Mazzariello Vice President None 704 Beaver Road Leetsdale, PA 15056 John C. McDonough Vice President None 3812 Leland Street Chevy Chase, MD 20815 Kent C. McGowan Vice President None 18424 12th Avenue West Lynnwood, WA 98037 Dixon Morgan Vice President None 1820 Berkshire Rd. Gates Mills, OH 44040 Charles Murray (2) Senior Vice President None Wendy Jean Murray Vice President None 32 Carolin Road Upper Montclair, NJ 07043 John W. Nesnay Vice President None 9511 S. Hackberry Street Highlands Ranch, CO 80126 Kevin P. Neznek (2) Vice President None Patrick J. Noble Vice President None 1155 Wellesley Avenue #204 Los Angeles, CA 90049 Chad V. Noel Vice President None 2408 Eagleridge Drive Henderson, NV 89014 Raymond Olsen (1) Assistant Vice President None & Treasurer Gayle E. Pereira Vice President None 2707 Via Arboleda San Clemente, CA 92672 Brian C. Perkes Vice President None 8734 Shady Shore Drive Frisco, TX 75034 Charles K. Pettit Vice President None 22 Fall Meadow Drive Pittsford, NY 14534 William L. Presutti Vice President None 238 Kemp Avenue Fair Haven, NJ 07704 Elaine Puleo-Carter (2) Senior Vice President None Christopher L. Quinson Vice President None 19 Cayuga Street Rye, NY 10580 Minnie Ra Vice President None 100 Dolores Street, #203 Carmel, CA 93923 Heather Rabinowitz (2) Assistant Vice President None Gary D. Rakan Vice President None 25031 Woodridge Triangle Farmington, MI 48335 Michael A. Raso Vice President None 16 N. Chatsworth Ave., Apt. 301 Larchmont, NY 10538 Douglas Rentschler Vice President None 677 Middlesex Road Grosse Pointe Park, MI 48230 Michelle Simone Richter (2) Vice President None Ruxandra Risko(2) Vice President None David R. Robertson (2) Senior Vice President None Kenneth A. Rosenson Vice President None 24753 Bantage Point Terr. Malibu, CA 90265 James H. Ruff (2) President & Director None William R. Rylander Vice President None 85 Evergreen Road Vernon, CT 06066 Thomas Sabow (2) Vice President None Alfredo Scalzo Vice President None 9616 Lake Chase Island Way Tampa, FL 33626 Michael Sciortino Vice President None 785 Beau Chene Drive Mandeville, LA 70471 Eric Sharp Vice President None 862 McNeill Circle Woodland, CA 95695 Debbie Simon (2) Vice President None Douglas Bruce Smith Vice President None 808 South 194th Street Seattle,WA 98148 William A. Spetrino Vice President None 7631 Yennicook Way Hudson, OH 44236 Byron D. Stein Vice President None 7000 Island Blvd., Apt. 1408 Aventura, FL 33160 John Stoma (2) Senior Vice President None David E. Sturgis Vice President None 81 Surrey Lane Boxford, MA 01921 Brian C. Summe Vice President None 239 N. Colony Drive Edgewood, KY 41017 Michael Sussman(2) Vice President None George T. Sweeney Senior Vice President None 5 Smoke House Lane Hummelstown, PA 17036 Andrew E. Sweeny Vice President None 5967 Bayberry Drive Cincinnati, OH 45242 Scott McGregor Tatum Vice President None 704 Inwood Southlake, TX 76092 James Taylor (2) Assistant Vice President None Martin Telles (2) Senior Vice President None Martin Temple (2) Vice President None David G. Thomas Vice President None 1328 N. Cleveland Street Arlington, VA 22201 Bryan K.Toma Vice President None 14575 S. Gallery Olathe, KS 66062 Floyd A. Tucker Vice President None 1930 W. Barry Ave., #2 Chicago, IL 60657 Tanya Valency (2) Vice President None Mark Vandehey (1) Vice President None Andrea Walsh (1) Vice President None Suzanne Walters (1) Assistant Vice President None Teresa Ward (1) Vice President None Michael J. Weigner Vice President None 4905 W. San Nicholas Street Tampa, FL 33629 Donn Weise Vice President None 3249 Earlmar Drive Los Angeles, CA 90064 Catherine White (2) Assistant Vice President None Marjorie J. Williams Vice President None 6930 East Ranch Road Cave Creek, AZ 85331 Thomas Wilson (2) Vice President None Donna Winn (2) Senior Vice President None Philip Witkower (2) Senior Vice President None Cary Patrick Wozniak Vice President None 18808 Bravata Court San Diego, CA 92128 Gregor D. Yuska Vice President None 16035 Canterbury Estates Dr. Ellisville, MO 63021 Jill Zackman Vice President None 10 Colonial Circle Fairport, NY 14450 (1) 6803 South Tucson Way, Englewood, CO 80112 (2) 498 Seventh Avenue, New York, NY 10018 (3)350 Linden Oaks, Rochester, NY 14623 (c) Not applicable. Item 28. Location of Accounts and Records The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Englewood, Colorado 80112. Item 29. Management Services Not applicable Item 30. Undertakings Not applicable. 52 SIGNATURES Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th of November, 2001. OPPENHEIMER TRINITY CORE FUND By: /s/ Leon Levy* --------------------------------------- Leon Levy, Chairman Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated: Signatures Title Date ---------- ----- ---- /s/ Leon Levy* Chairman of the ------------------ Board of Trustees November 26, 2001 Leon Levy /s/ Donald W. Spiro* Vice Chairman of the November 26, 2001 ------------------------- Board and Trustee Donald W. Spiro /s/ John V. Murphy * President Chief Executive ------------------------------ Officer and Trustee November 26, 2001 John V. Murphy /s/ Brian W. Wixted* Treasurer and Principal November 26, 2001 ------------------------- Financial and Brian W. Wixted Accounting Officer /s/ Robert G. Galli* Trustee November 26, 2001 ----------------------- Robert G. Galli /s/ Phillip A. Griffiths* Trustee November 26, 2001 --------------------------- Phillip A. Griffiths /s/ Benjamin Lipstein* Trustee November 26, 2001 -------------------------- Benjamin Lipstein /s/ Elizabeth B. Moynihan* Trustee November 26, 2001 -------------------------------- Elizabeth B. Moynihan /s/ Kenneth A. Randall* Trustee November 26, 2001 ---------------------------- Kenneth A. Randall /s/ Edward V. Regan* Trustee November 26, 2001 ------------------------- Edward V. Regan /s/ Russell S. Reynolds, Jr.* Trustee November 26, 2001 --------------------------------- Russell S. Reynolds, Jr. /s/ Clayton K. Yeutter* Trustee November 26, 2001 ---------------------------- Clayton K. Yeutter *By: /s/ Robert G. Zack ----------------------------------------- Robert G. Zack, Attorney-in-Fact OPPENHEIMER TRINITY CORE FUND Registration No. 333-79637 EXHIBIT INDEX Exhibit No. Description ----------- ----------- 23(a)(ii) Amendment Number 1 dated 10/12/00 to the Declaration of Trust dated 5/6/99 23(b) Amended and Restated By-Laws dated 12/14/00 23(c)(i) Specimen Class A Share Certificate 23(c)(ii) Specimen Class B Share Certificate 23(c)(iii) Specimen Class C Share Certificate 23(c)(iv) Specimen Class N Share Certificate 23(c)(v) Specimen Class Y Share Certificate 23(j) Independent Auditors' Consent 23(m)(iv) Distribution and Service Plan and Agreement for Class N Shares Dated 10/12/00 211PartC_B(Nov01).doc -------- 1 Messrs. Murphy and Griffiths are not Directors of Oppenheimer Money Market Fund, Inc. Mr. Murphy is not a Trustee of Oppenheimer California Municipal Fund. 2. In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan. 3 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund. 4 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares. 5 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan. 6 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor. 7 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year. 8 This provision does not apply to IRAs. 9 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs. 10 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan. 11 This provision does not apply to IRAs. 12 This provision does not apply to loans from 403(b)(7) custodial plans. 13 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.